Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.9%)
U.S. Government Securities (4.0%)
1	United States Treasury Note/Bond	1.375%	1/31/22	500,000	510,155
1,2	United States Treasury Note/Bond	1.125%	2/28/22	50,000	50,836
	United States Treasury Note/Bond	0.500%	3/15/23	250,000	251,798
†	United States Treasury Note/Bond	0.500%	3/31/25	625,000	629,200
	United States Treasury Note/Bond	0.375%	4/30/25	300,000	300,234
1,3	United States Treasury Note/Bond	1.750%	12/31/26	120,000	129,656
	United States Treasury Note/Bond	0.500%	4/30/27	130,000	129,696
1	United States Treasury Note/Bond	1.500%	2/15/30	360,000	389,250
					2,390,825
Nonconventional Mortgage-Backed Securities (0.9%)
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.692%	3.692%	2/1/37	394	425
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.000%	9/1/32	182	193
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.760%	4.340%	8/1/37	336	342
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.035%	8/1/33	989	1,044
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.410%	8/1/33	563	580
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.484%	7/1/33	1,420	1,471
4,5,6Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.585%	5/1/33	80	86
4,5,6Fannie Mae Pool, 1YR CMT + 2.000%		3.700%	12/1/32	184	190
4,5,6Fannie Mae Pool, 1YR CMT + 2.125%		4.601%	6/1/33	837	875
4,5,6Fannie Mae Pool, 1YR CMT + 2.185%		4.560%	7/1/32	129	138
4,5,6Fannie Mae Pool, 1YR CMT + 2.210%		4.510%	5/1/33	1,003	1,076
4,5	Fannie Mae REMICS	1.750%	11/25/32	23,486	24,183
4,5	Fannie Mae REMICS	2.100%	4/25/43	15,581	15,839
4,5	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	18,376	18,959
4,5	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	37,301	38,674
4,5	Fannie Mae REMICS	3.000%	9/25/49	20,794	21,749
4,5	Fannie Mae REMICS	3.500%	12/25/45	8,389	8,979
4,5,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.368%	8/1/37	1,101	1,165
4,5,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.143%	9/1/32	644	668
4,5,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.896%	10/1/32	237	255
4,5,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.961%	2/1/33	110	116
4,5,6Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.211%	8/1/33	399	426

4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.291%	8/1/32	450	469
4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.403%	8/1/32	394	424
4,5,6Freddie Mac Non Gold Pool, 1YR CMT +
	2.254%	4.254%	9/1/32	46	50
4,5	Freddie Mac REMICS	2.000%	7/15/42	20,149	20,571
4,5	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	36,572	37,342
4,5	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	52,922	55,353
4,5	Freddie Mac REMICS	2.750%	10/25/49	8,020	8,525
4,5	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	65,013	68,183
4,5	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	25,005	26,453
4,5	Freddie Mac REMICS	6.500%	5/15/24	10,750	11,452
4	Ginnie Mae REMICS	2.500%	11/20/47–9/20/49	10,131	10,599
4	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	106,850	108,892
4	Ginnie Mae REMICS	3.000%	3/20/41–12/20/47	18,084	18,637
					504,383
Total U.S. Government and Agency Obligations (Cost $2,863,450)					2,895,208
Asset-Backed/Commercial Mortgage-Backed Securities (20.6%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	17,710	17,874
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	23,100	23,451
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	6,300	6,511
4	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	18,360	18,548
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	8,150	8,273
4,7	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,218	12,690
4,7	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,351
4,7	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	16,477	17,049
4,7	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	14,658	15,126
4,7	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	6,361	6,622
4,7	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	2,830	2,994
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	15,984	16,365
4,7	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	11,185	11,434
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	10,305
4	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	19,450	19,352
4	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	21,620	20,883
4,7	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	13,390	13,626
4,7	Applebee's Funding LLC / IHOP Funding
	LLC 2019-1	4.194%	6/7/49	5,040	4,173
4,7	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	8,950	8,711
4,7	ARL Second LLC 2014-1A	2.920%	6/15/44	9,512	9,295
4,7	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	15,105	15,172
4,7	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	1,680	1,731
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	43,123	42,904
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	3,341	3,309
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	7,640	7,411
4,7	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	19,930	19,390
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	5,046

4,7	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.287%	11/5/32	13,820	14,367
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	8,360	8,746
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.441%	9/15/48	7,140	7,620
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	17,580	18,981
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.505%	9/15/48	1,600	1,393
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	4,760	5,172
4	Banc of America Funding 2006-H Trust	4.124%	9/20/46	6,844	5,328
4	BANK 2017 - BNK4	3.625%	5/15/50	3,890	4,221
4	BANK 2017 - BNK5	3.390%	6/15/60	8,150	8,791
4	BANK 2017 - BNK6	3.254%	7/15/60	34,260	36,501
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	14,256
4	BANK 2017 - BNK6	3.741%	7/15/60	3,080	3,285
4	BANK 2017 - BNK7	3.175%	9/15/60	830	884
4	BANK 2017 - BNK7	3.435%	9/15/60	16,120	17,413
4	BANK 2017 - BNK8	3.488%	11/15/50	33,600	36,527
4	BANK 2017 - BNK9	3.538%	11/15/54	18,130	19,745
4	BANK 2018 - BN10	3.641%	2/15/61	11,860	12,769
4	BANK 2018 - BN12	4.255%	5/15/61	9,940	11,330
4	BANK 2018 - BN14	4.185%	9/15/60	6,680	7,381
4	BANK 2019 - BN17	3.623%	4/15/52	7,533	8,129
4	Bank of America Mortgage Trust 2002-J	4.553%	9/25/32	15	15
4	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	12,685	13,139
4	Bear Stearns ARM Trust 2006-4	3.788%	10/25/36	10,721	8,787
4	Bear Stearns ARM Trust 2007-3	4.037%	5/25/47	8,077	6,850
4	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	3,740	4,000
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	5,990	6,419
4	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	2,700	2,535
4	Benchmark 2018-B1 Mortgage Trust	4.254%	1/15/51	4,200	3,549
4	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	9,886	10,931
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	11,410	13,180
4	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	8,042	8,719
4	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	17,390	18,229
4	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	36,310	36,658
4,6	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR + 0.200%	1.416%	6/25/26	6,886	6,820
4,6	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR + 0.800%	2.479%	2/25/30	13,740	13,616
4,7	BX Trust 2019-OC11	3.202%	12/9/41	16,600	16,295
4,7	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	10,218	9,878
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,548
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,176
4,7	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	7,330	7,450
4,7	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	4,170	4,309
4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,680	4,723
4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	2,080	2,159

4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.830%	7/19/24	31,730	31,857
4,7	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.890%	3/19/25	6,810	6,832
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,632
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,363
4	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	38,950	39,696
4	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	13,130	13,390
4	Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	141,500	142,428
4	Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	25,320	25,494
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,798
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,031
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,924
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	4,830	4,824
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	4,830	4,747
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	19,890	19,991
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	6,170	6,067
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	4,755	4,826
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	6,860	6,969
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	5,300	5,154
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	26,590	27,003
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	13,310	13,759
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	18,390	18,795
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	6,780	7,072
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	5,940	6,097
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	4,030	4,020
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	2,730	2,649
4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	7,570	7,649
4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	9,610	9,562
4	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	49,210	49,811
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	13,790	13,932
4	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	4,240	4,028
4	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	12,860	12,951
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	3,650	3,765
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	6,299	5,296
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	22,955	24,812
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	6,310	6,868
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	15,522	16,743
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,715	7,243
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	119	120
4,7	CFCRE Commercial Mortgage Trust 2011-
	C2	5.930%	12/15/47	14,930	15,606
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	25,764	27,229
4,7	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	15,686	15,647
4,7	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	29,101	29,159
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.487%	3/20/36	5,555	4,690
4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.431%	2/25/47	5,882	4,623
4,7	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	14,681	14,712
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,096
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,545

4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	5,053	5,220
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	4,077
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	19,843	21,272
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	3,321	3,517
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	41,720	44,244
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.356%	7/10/47	10,304	10,895
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	27,168
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	12,744
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,433
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.581%	7/10/47	6,380	6,036
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	18,922
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	41,551	42,954
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,204
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.676%	10/10/47	1,035	976
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	39,706
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	52,677	56,752
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	48,282	51,826
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.724%	9/10/58	4,000	3,658
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	47,800	50,264
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	4,426	4,581
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	19,500	20,987
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.203%	9/15/50	2,641	2,857
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	41,283	44,668
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	9,500	9,022
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.411%	9/15/50	9,500	7,938
4	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	8,750	10,005
4	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	10,960	12,241
4	Citigroup Mortgage Loan Trust 2007-AR8	4.323%	7/25/37	448	394
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	7,628	7,306
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	3,003
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,207

4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	22,898	23,206
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,040
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,904	11,033
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,001
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,687
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	6,631	6,855
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,316	13,910
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	47,301
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	10,585	10,654
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,416	7,748
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,902	44,458
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	32,690	34,623
4	COMM 2013-CCRE13 Mortgage Trust	5.051%	11/10/46	4,517	4,716
4	COMM 2013-CCRE13 Mortgage Trust	5.051%	11/10/46	8,240	7,884
4,7	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,712
4,7	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,363
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,580	1,635
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	42,204
4	COMM 2013-CCRE9 Mortgage Trust	4.362%	7/10/45	12,916	13,728
4,7	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	11,250	11,630
4,7	COMM 2013-CCRE9 Mortgage Trust	4.386%	7/10/45	12,690	11,422
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	7,454	7,687
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,353
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	19,812
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,290	3,345
4,7	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	5,490	5,377
4,7	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	33,245	35,212
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,050
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	18,995	20,581
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,956	4,949
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,671
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,297
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,876	1,987
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,740	50,938
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	29,169
4	COMM 2014-CCRE17 Mortgage Trust	4.945%	5/10/47	10,175	9,625
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,663	10,150
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	30,571	32,859
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	21,620	22,930
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	38,984
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	34,680	36,799
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,922	12,736
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	37,835
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	11,921	12,761
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	39,667	43,112
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,503
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,819
4	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	8,118	7,497
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	9,930	10,392
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	44,803
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	17,708
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.496%	8/15/48	10,600	9,416
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	41,832	45,178
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.729%	11/15/48	7,660	6,991
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	57,943	62,109
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	15,680	16,810
4,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	12,480	12,535
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	31,390	36,439

4	DBJPM 16-C1 Mortgage Trust	3.501%	5/10/49	2,050	1,700
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	23,587
4,6,7	DELAM 2018-1, 1M USD LIBOR +
	0.700%	1.418%	11/19/25	18,960	18,769
4,7	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	33,290	33,443
4	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	56,090	57,428
4,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	18,296	18,322
4,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	8,550	8,708
4,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	33,900	34,260
4,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	24,750	25,128
4,7	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	27,810	27,648
4,7	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	25,700	25,533
4,7	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	14,700	14,681
4,7	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	18,568	18,661
4,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	17,247	17,319
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,810	1,829
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	15,956	16,029
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	28,740	29,183
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	25,229	25,369
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	16,140	16,383
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	20,200	20,314
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	28,750	28,973
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	26,460	26,651
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	15,870	15,727
4	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	13,810	13,859
4,6,7	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	1.287%	10/25/56	13,170	12,715
4,7	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	8,123	8,244
4,7	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	17,753	18,058
4,7	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	8,023	8,031
4,7	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/20/24	13,690	13,697
4,7	Enterprise Fleet Financing LLC Series
	2020-1	1.780%	12/22/25	75,900	76,163
4,7	Enterprise Fleet Financing LLC Series
	2020-1	1.860%	12/22/25	15,000	14,755
4,7	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	14,400	13,592
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	1.237%	6/25/39	2,392	2,376
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R06, 1M USD LIBOR +
	0.750%	1.237%	9/25/39	20,830	20,541
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2019-R07, 1M USD LIBOR +
	0.770%	1.257%	10/25/39	52,647	52,222
4,5,6,7	Fannie Mae Connecticut Avenue
	Securities 2020-R02, 1M USD LIBOR +
	0.750%	1.237%	1/25/40	64,371	61,898
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,220	21,161
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.480%	11/25/36	3,361	2,655
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	3.993%	1/25/37	6,119	4,553
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	25,150	25,226

4,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	31,835	31,846
4,7	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,795
4,7	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	13,882
4,7	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	7,305	7,407
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	12,840	13,362
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	87,670	89,334
4,7	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	32,080	31,723
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	19,600	20,208
4,7	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	16,295	16,571
4,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	11,266	11,662
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	26,820	27,801
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	10,330	10,529
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	10,980	11,259
4,7	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	21,100	20,327
4,7	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	20,070	18,916
4,7	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	24,724	23,314
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	24,890	24,744
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	28,175	28,213
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	45,500	45,008
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	7,753	7,323
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.726%	2/25/48	6,828	6,745
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.811%	5/25/48	3,282	3,273
4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.147%	8/25/48	866	863
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA4, 1M USD
	LIBOR + 0.700%	1.647%	10/25/49	2,509	2,493
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA3, 1M USD
	LIBOR + 0.750%	1.237%	9/25/49	549	546
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA1, 1M USD
	LIBOR + 0.700%	1.187%	1/25/50	38,549	36,309
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA2, 1M USD
	LIBOR + 0.750%	1.237%	2/25/50	92,700	88,524
4,5,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-HQA1, 1M USD
	LIBOR + 0.750%	1.237%	1/25/50	14,896	14,851
4	GM Financial Automobile Leasing Trust
	2020-1	1.700%	12/20/23	10,220	10,095
4	GM Financial Automobile Leasing Trust
	2020-1	1.840%	12/20/23	14,540	14,112
4	GM Financial Automobile Leasing Trust
	2020-1	2.040%	12/20/23	9,700	9,404
4	GM Financial Automobile Leasing Trust
	2020-1	2.280%	6/20/24	6,680	6,507
4,7	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	13,250	13,339
4,7	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	2,650	2,683
4	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	7,250	7,505
4	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	6,690	6,992

4	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	8,770	9,127
4	GM Financial Consumer Automobile 2019-2	2.710%	8/16/24	14,660	15,136
4	GM Financial Consumer Automobile 2019-4	1.750%	7/16/24	10,780	10,902
4	GM Financial Consumer Automobile 2019-4	1.760%	1/16/25	5,070	5,122
4	GMACM Mortgage Loan Trust 2005-AR6	3.783%	11/19/35	1,223	1,088
4,7	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	9,380	9,356
4,7	GMF Floorplan Owner Revolving Trust 2019-1	2.700%	4/15/24	13,920	13,641
4,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	24,174	24,335
4,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	77,760	81,555
4,6,7Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.129%	8/25/60	7,730	7,654
4,7	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	20,500	20,541
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	5,140	5,136
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2019-1	3.210%	2/18/25	5,260	5,285
4,7	GreatAmerica Leasing Receivables Funding
	LLC Series 2020-1	1.850%	2/16/26	13,200	12,759
4,7	GS Mortgage Securities Trust 2010-C2	5.352%	12/10/43	3,530	3,518
4,7	GS Mortgage Securities Trust 2011-GC3	5.824%	3/10/44	2,280	2,273
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	32,716	33,174
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	36,047	34,917
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,034
4	GS Mortgage Securities Trust 2012-GCJ7	5.889%	5/10/45	7,150	6,853
4	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	22,934	24,561
4,7	GS Mortgage Securities Trust 2013-GC13	4.219%	7/10/46	5,650	5,183
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,526
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,247
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	5,384	5,542
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	22,897
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	52,907
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	43,873	46,949
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,477
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	47,424
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,988
4	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	10,665	10,663
4	GS Mortgage Securities Trust 2014-GC24	4.665%	9/10/47	17,556	15,226
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	19,370	20,476
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	47,290	50,470
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,656	41,586
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	35,733	37,502
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	12,225	12,841
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	4,636	4,930
4	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	10,140	10,677
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	26,732	28,546
4	GS Mortgage Securities Trust 2015-GC34	4.806%	10/10/48	12,080	11,077
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,930	12,256
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	13,006	13,895
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	8,565	9,891
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	4,990	5,555
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	3,920	4,212
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	14,800	15,719
4	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	4,625	4,920
7	GTP Acquisition Partners I LLC	2.350%	6/15/20	1,540	1,541
4,7	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	24,921	23,493
4,7	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	17,653	15,989
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	40,800	40,779
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	9,060	9,123

4	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	8,270	8,223
4	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	25,690	25,620
4,7	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	24,638	23,655
4,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,659
4,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	14,756	13,889
4,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,039
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	9,030	9,095
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	5,460	5,614
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	20,390	20,956
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	7,720	8,025
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	7,470	7,712
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	12,600	12,733
4	Honda Auto Receivables 2020-1 Owner
	Trust	1.630%	10/21/26	23,040	23,264
4,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	40,670	42,100
4,7	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	11,800	11,810
4,7	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	2,300	2,266
4,7	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	6,820	6,764
4,7	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	3,800	3,759
4,7	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	1,700	1,675
4,7	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	20,400	20,219
4,7	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	8,400	8,277
4,7	Hudson Yards 2019-30HY	3.228%	7/10/39	11,750	12,647
4,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,169
4,7	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	4,370	4,442
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	10,660	10,985
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	5,655	5,752
4	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	44,700	45,185
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	12,600	12,803
4	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	3,600	3,588
4,7	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	17,400	17,030
4,6,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 0.850%	1.601%	12/17/36	26,853	25,916
4,6,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 1.150%	1.901%	12/17/36	9,957	9,364
4,6,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.700%	1.451%	3/17/37	37,212	35,552
4,6,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.950%	1.701%	3/17/37	9,890	9,181
4,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	14,791	15,333
4,7	Jackson Park Trust 2019-LIC	2.766%	10/14/39	17,540	18,207
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	10,350	10,545
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	6,740	6,874
4	John Deere Owner Trust 2019-B	2.320%	5/15/26	9,460	9,489
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,811	1,814
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.823%	11/15/43	6,225	6,201
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.823%	11/15/43	7,100	7,052

4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	23,085	23,434
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.599%	8/15/46	4,100	4,209
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,822
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	13,223	13,516
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	9,543	9,654
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	3,996
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	27,481
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,466	5,504
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	31,910	32,285
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	13,486	14,156
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.204%	1/15/46	9,350	9,128
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	6,640	6,884
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,453
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,796
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,280
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.130%	12/15/46	21,150	21,936
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.195%	12/15/46	9,770	9,533
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	28,694	29,237
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	25,031	25,697
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	18,116	18,880
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	26,580	28,976
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP5	3.723%	3/15/50	27,470	30,116
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.224%	7/15/50	16,690	17,490
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	24,297	26,333
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP7	3.454%	9/15/50	10,675	11,568
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,866	18,583
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.176%	7/15/45	7,520	7,769
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	11,477	11,842
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	13,870	14,642

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	2,781	2,884
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	28,809
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	18,406
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.370%	11/15/45	13,495	12,910
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,860	24,334
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	36,630	38,938
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,486
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	13,200	13,590
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.970%	2/15/47	5,850	5,594
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	1,975	2,096
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,982	11,605
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	28,373	29,828
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	48,489	51,230
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	17,150	17,982
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	25,347
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	51,660	55,966
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	16,781
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	21,082	22,836
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,364	13,279
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	24,077
4	JPMBB Commercial Mortgage Securities
	Trust 2016-C1	3.311%	3/15/49	25,480	27,102
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	6,430	6,848
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	5,693	6,159
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	8,500	9,748
4,7	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	5,840	5,856
4,6,7Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.103%	12/22/69	17,052	16,957
4,6	Lanark Master Issuer plc 2018-2A, 3M USD
	LIBOR + 0.420%	2.103%	12/22/69	8,389	8,304
4,7	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	7,200	7,272
4,7	Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	24,734	25,023
4,7	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	18,640	18,693
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	12,489

4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.717%	4/25/34	343	308
4	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	10,500	10,558
4	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	16,940	16,964
4	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	17,140	17,450
4,7	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	63,730	62,269
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.592%	2/25/33	524	496
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	4.380%	7/25/33	283	272
4,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	23,329	23,313
4,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,680	6,780
4,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,580	3,677
4,7	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	6,400	6,471
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	21,548	21,965
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,000	2,051
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	4,777	4,819
4,7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	37,985	38,695
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	28,493	29,997
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	3,372	3,101
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	8,093	8,572
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.298%	8/15/46	24,216	25,753
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	5,237	5,395
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	3,830	3,956
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	8,300	8,700
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,493
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,940	2,965
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	27,425	28,154
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	16,600	17,598
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	17,500	18,538
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	36,290	38,279
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	22,710	24,005
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.072%	4/15/47	1,895	1,847
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	39,977	42,263
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	9,540	9,988

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.495%	6/15/47	22,920	23,135
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.928%	6/15/47	12,300	11,635
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	32,178	33,901
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	7,460	7,800
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	13,400	14,384
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.326%	12/15/47	16,233	16,567
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	23,220	24,347
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.069%	2/15/48	20,811	21,422
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	37,941	39,869
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	9,540	10,182
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	18,458	19,831
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	20,280	21,254
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	28,104	29,647
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	8,498	9,184
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.058%	5/15/49	5,560	5,889
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	28,089	29,436
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.905%	5/15/49	2,210	2,003
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	62,449	67,807
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	19,660	21,447
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,288
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,505
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,730
4,7	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,449
4,7	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	24,867
4,7	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	28,470	30,292
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	41,942	45,161
4	Morgan Stanley Capital I Trust 2015-UBS8	4.738%	12/15/48	11,440	10,397
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	11,960	12,311
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	34,680	35,354
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	20,170	21,277
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	5,420	5,833
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	6,765	7,395
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	4,440	4,949
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.773%	6/25/36	2,844	2,647
4,6,7Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	1.017%	9/25/24	5,690	5,689
4,6,7Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	1.537%	6/25/65	1,095	1,092

4,6,7Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	1.337%	6/25/65	1,644	1,641
4,6,7Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	1.237%	3/25/66	27,900	27,654
4,7	Navient Student Loan Trust 2017-A	2.880%	12/16/58	15,681	15,723
4,7	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	21,121	21,171
4,7	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	13,300	13,600
4,7	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	63,650	65,112
4,7	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	54,450	55,148
4,7	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	38,720	39,614
4,7	Navient Student Loan Trust 2019-B	3.390%	12/15/59	17,930	18,119
4,6	New Mexico Educational Assistance
	Foundation, 1M USD LIBOR + 0.700%	1.684%	1/2/25	7,900	7,865
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	10,700	10,855
4	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	14,440	14,532
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	10,430	10,823
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	7,290	7,596
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	20,100	20,773
4,7	One Bryant Park 2019 - OBP A	2.516%	9/15/54	17,640	17,447
4,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,408
4,6,7Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	1.779%	3/12/47	134	134
4,6,7Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.674%	1/16/60	14,983	14,905
4,6,7Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	1.718%	6/20/60	9,094	9,055
4,6,7Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.668%	8/18/60	6,694	6,650
4,6,7Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	1.599%	7/15/58	6,100	6,073
4,7	PFS Financing Corp. 2017-B	2.220%	7/15/22	20,500	20,474
4,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	33,763
4,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	12,740	12,552
4,6,7PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.437%	11/25/65	21,630	20,116
4,7	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	15,511	15,691
4,7	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	4,030	4,006
4,7	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	17,796	18,147
4,7	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	2,220	2,216
4,7	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	23,335	24,200
4	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	5,486	5,642
4,6,7Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	1.629%	11/10/49	16,371	16,312
4,6,7Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.832%	12/5/59	15,832	15,742
4,6,7Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.679%	4/10/50	3,180	3,155
4	RFMSI Series 2006-SA2 Trust	5.039%	8/25/36	8,981	7,160
4	RFMSI Series 2006-SA3 Trust	5.168%	9/25/36	3,495	2,899
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,842	3,851
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	35,160	35,314

4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	19,330	19,694
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	40,900	41,072
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	21,750	22,240
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	35,530	35,237
4,7	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	9,390	9,456
4,7	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	21,865	21,904
4,7	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	63,500	64,262
4,7	Santander Retail Auto Lease Trust 2020-A	1.740%	7/20/23	102,700	102,108
4,7	Santander Retail Auto Lease Trust 2020-A	1.760%	3/20/24	29,990	29,730
4,7	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	15,340	14,592
4,7	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	5,360	5,315
4,7	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	6,450	6,482
4,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	5,485	5,489
4,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,138
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,275	4,281
4,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	7,659	7,579
4,6,7SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	2.264%	2/17/32	7,178	6,930
4,6,7SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	1.914%	9/15/34	8,233	7,950
4,6,7SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	1.714%	9/15/34	11,530	11,069
4,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	15,578	15,688
4,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	51,170	51,768
4,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	20,885	21,194
4,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	24,940	25,415
4,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	4,235	4,248
4,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	4,042	4,013
4,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	4,824	4,808
4,6,7SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	1.437%	1/25/39	1,341	1,306
4,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	1,456	1,453
4,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	9,910	9,947
4,6,7SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	1.087%	7/25/40	787	757
4,7	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	10,283	10,304
4,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	14,870	14,987
4,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	12,320	12,390
4,7	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	6,338	6,288
4,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	15,490	15,639
4,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	27,178	27,604
4,7	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	34,620	35,706
4,7	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	41,350	41,925
4,7	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	16,050	16,291
4,7	SoFi Professional Loan Program 2020-A	2.060%	5/15/46	52,349	52,082
4,7	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	12,664	12,719
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,280	10,512

4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	45,993	46,405
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	10,715	10,784
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	66,395	66,892
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,692
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	13,065
4,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,319	8,455
4,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,305	5,569
4,7	Tesla Auto Lease Trust 2018-A	2.160%	10/20/22	45,600	45,889
4,7	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	11,600	11,701
4,7	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	27,642	27,939
4,7	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	10,750	10,917
4,7	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	10,340	10,483
4,7	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	10,230	9,816
4,7	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	906	906
4,7	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	4,346	4,363
4,7	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	6,913	6,993
4,7	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	2,059	2,020
4,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,650
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	2,790	2,818
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	7,287	7,398
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	4,880	5,086
4	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	19,050	19,224
4	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	9,410	9,568
4	Toyota Auto Receivables 2020-A Owner
	Trust	1.680%	5/15/25	29,200	29,607
4,7	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	37,520	37,508
4,7	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	49,490	49,965
4,7	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	21,060	21,105
4,7	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	1,805	1,792
4,7	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	26,468	25,547
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,281
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	26,115	28,613
4	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	5,849	6,190
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,835
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	9,203
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,761
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,367
4	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	12,220	12,292
4,7	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	15,375	15,614
4,7	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	5,960	5,630
4,7	Verizon Owner Trust 2017-3	2.380%	4/20/22	17,380	17,443
4,7	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,650	18,688
4,7	Verizon Owner Trust 2018-1	3.050%	9/20/22	23,660	23,899
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	13,320	13,552
4	Verizon Owner Trust 2020-A	1.850%	7/22/24	83,526	83,926
4	Verizon Owner Trust 2020-A	1.980%	7/22/24	16,635	16,527

4,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,747
4,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,133
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	3,270	3,239
4,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	2,450	2,330
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,180	2,209
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	6,970	7,167
4	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,910	9,252
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	4.101%	1/25/33	95	86
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	4.426%	8/25/33	360	347
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	4.309%	9/25/33	634	583
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	26,438	27,015
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,695
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	5,780	5,980
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	35,662	38,035
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.412%	7/15/46	4,906	5,151
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	44,701
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,402
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	12,343
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	6,287
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	31,300	32,691
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	29,810	31,215
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	31,074	32,588
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	49,460	52,427
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	55,212	58,565
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.359%	6/15/48	12,420	11,344
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	21,481	22,941
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	20,610	21,429
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	17,222	18,332
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	11,490	10,519
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	23,212	25,141
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	8,550	9,105
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.688%	9/15/58	14,300	13,184

4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	34,490	36,496
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	23,085	23,243
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	35,600	37,711
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	9,590	10,336
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	11,967	13,039
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	15,680	16,880
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	5,750	6,001
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	65,280	70,367
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	45,250	49,014
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	39,807	43,013
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	12,935	14,043
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	7,660	8,278
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	5,973	5,195
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	14,035	15,834
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	22,110	24,727
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	17,740	20,503
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	6,553	7,293
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	7,894	8,606
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	10,300	11,064
4	Wells Fargo Commercial Mortgage Trust
	2019-C54	3.146%	12/15/52	18,770	20,087
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.545%	10/25/36	4,642	4,064
4,7	Wendys Funding LLC 2018-1	3.573%	3/15/48	6,344	6,030
4,7	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	35,485	37,367
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,262	11,366
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,955	11,019
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,113
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,182
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,586
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	21,367	21,812
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,874
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	2,230	2,284
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	16,157	16,579
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	14,980	16,022
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	14,650	15,780
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	2,558	2,634
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	9,770	10,423
4	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	5,067	5,184

4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	27,830	29,967
4	WFRBS Commercial Mortgage Trust 2013-C18	4.846%	12/15/46	5,775	6,022
4	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	30,300	31,905
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	23,553	25,217
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	40,481	42,813
4	WFRBS Commercial Mortgage Trust 2014-C20	4.378%	5/15/47	11,110	11,173
4	WFRBS Commercial Mortgage Trust 2014-C20	4.513%	5/15/47	4,500	4,118
4	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	1,706	1,765
4	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	45,404	48,135
4	WFRBS Commercial Mortgage Trust 2014-C21	3.891%	8/15/47	7,130	7,342
4	WFRBS Commercial Mortgage Trust 2014-C21	4.234%	8/15/47	12,290	11,192
4	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	12,363	13,002
4	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	10,655	11,332
4	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	25,912	27,301
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,690	2,856
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	47,473	50,283
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	8,670	8,713
4	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,660	3,843
4	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,060	6,257
4	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	5,210	5,241
4	World Omni Automobile Lease Securitization
	Trust 2019-B	2.030%	11/15/22	33,750	33,400
4	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	7,630	7,657
4,7	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	11,640	11,735
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $12,057,359)					12,251,530
Corporate Bonds (67.4%)
Finance (27.2%)
	Banking (23.8%)
8	ABN AMRO Bank NV	6.375%	4/27/21	14,550	16,727
7	ABN AMRO Bank NV	3.400%	8/27/21	58,200	59,796
	Ally Financial Inc.	4.125%	2/13/22	12,080	12,246
	Ally Financial Inc.	4.625%	5/19/22	4,800	4,872
	Ally Financial Inc.	3.875%	5/21/24	4,860	4,763
	Ally Financial Inc.	5.750%	11/20/25	4,850	4,971
	American Express Co.	3.700%	11/5/21	72,400	74,621
	American Express Co.	2.750%	5/20/22	34,000	34,831
	American Express Co.	3.700%	8/3/23	158,848	168,716
	American Express Co.	2.500%	7/30/24	47,390	48,761
	American Express Credit Corp.	2.250%	5/5/21	10,413	10,534
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	37,465	38,633
6,9	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	2.700%	3.607%	5/17/26	8,750	5,667
7	Banco Santander Chile	2.500%	12/15/20	82,290	82,704
	Banco Santander SA	3.125%	2/23/23	20,400	20,653
	Banco Santander SA	2.706%	6/27/24	48,400	49,232
	Bank of America Corp.	2.625%	4/19/21	12,146	12,334
4	Bank of America Corp.	2.369%	7/21/21	128,776	128,701
4	Bank of America Corp.	2.328%	10/1/21	83,670	83,788
4	Bank of America Corp.	2.738%	1/23/22	34,000	34,156
4,8	Bank of America Corp.	0.736%	2/7/22	14,550	15,895
4	Bank of America Corp.	3.499%	5/17/22	58,972	59,931
4	Bank of America Corp.	3.124%	1/20/23	44,075	45,229
4	Bank of America Corp.	2.816%	7/21/23	19,500	19,941
4	Bank of America Corp.	3.004%	12/20/23	74,708	77,097

	Bank of America Corp.	4.125%	1/22/24	48,795	52,996
4	Bank of America Corp.	3.550%	3/5/24	176,131	185,020
	Bank of America Corp.	4.000%	4/1/24	14,195	15,413
4	Bank of America Corp.	3.864%	7/23/24	23,000	24,507
	Bank of America Corp.	4.000%	1/22/25	13,000	14,021
4	Bank of America Corp.	2.456%	10/22/25	19,250	19,689
4	Bank of America Corp.	3.366%	1/23/26	6,133	6,515
4	Bank of America Corp.	2.015%	2/13/26	38,900	38,981
	Bank of Montreal	2.900%	3/26/22	63,060	64,908
	Bank of Montreal	3.300%	2/5/24	84,805	89,444
4	Bank of Montreal	4.338%	10/5/28	12,230	12,719
	Bank of New York Mellon Corp.	2.050%	5/3/21	11,000	11,116
	Bank of New York Mellon Corp.	1.950%	8/23/22	5,000	5,079
	Bank of New York Mellon Corp.	1.850%	1/27/23	31,320	31,863
	Bank of New York Mellon Corp.	2.950%	1/29/23	21,560	22,722
4	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	4,976
	Bank of New York Mellon Corp.	3.450%	8/11/23	80,977	86,382
	Bank of New York Mellon Corp.	2.100%	10/24/24	1,300	1,336
	Bank of New York Mellon Corp.	1.600%	4/24/25	25,000	25,364
	Bank of Nova Scotia	2.500%	1/8/21	36,955	37,233
	Bank of Nova Scotia	4.375%	1/13/21	7,700	7,886
	Bank of Nova Scotia	1.950%	2/1/23	103,170	104,413
	Bank of Nova Scotia	2.200%	2/3/25	48,440	49,009
10	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	17,600	22,123
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	27,015	27,744
7	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	44,250	44,582
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	69,105	73,058
10	Barclays Bank plc	10.000%	5/21/21	47,365	63,672
4	Barclays plc	4.610%	2/15/23	11,150	11,561
4	Barclays plc	3.932%	5/7/25	31,400	32,726
4,11 Barclays plc		2.852%	5/7/26	48,500	48,500
4,7	BNP Paribas SA	2.819%	11/19/25	56,000	56,135
	BPCE SA	2.750%	12/2/21	18,772	19,053
7	BPCE SA	2.375%	1/14/25	25,750	25,575
6,9	BPCE SA, 3M Australian Bank Bill Rate +
	1.100%	1.213%	4/26/23	21,540	14,016
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	29,145	29,830
4	Canadian Imperial Bank of Commerce	2.606%	7/22/23	76,533	77,728
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	141,180	151,401
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	11,870	12,324
4	Capital One Bank USA NA	2.014%	1/27/23	67,900	67,276
	Capital One Financial Corp.	3.050%	3/9/22	38,860	39,446
	Capital One NA	2.250%	9/13/21	15,602	15,623
	Capital One NA	2.150%	9/6/22	9,590	9,554
4	Citibank NA	2.844%	5/20/22	14,500	14,651
	Citibank NA	3.650%	1/23/24	1,513	1,628
6,9	Citibank NA, 3M Australian Bank Bill Rate +
	0.750%	1.655%	5/20/22	13,800	8,921
	Citigroup Inc.	4.500%	1/14/22	1,000	1,049
8	Citigroup Inc.	0.500%	1/29/22	9,705	10,604
	Citigroup Inc.	2.750%	4/25/22	66,150	67,638
4	Citigroup Inc.	2.312%	11/4/22	43,884	44,203
4	Citigroup Inc.	2.876%	7/24/23	47,810	48,894
4	Citigroup Inc.	4.044%	6/1/24	50,475	53,776
	Citigroup Inc.	3.750%	6/16/24	1,800	1,933
4	Citigroup Inc.	3.106%	4/8/26	14,950	15,618
	Citigroup Inc.	3.200%	10/21/26	7,025	7,401

6,9	Citigroup Inc., 3M Australian Bank Bill Rate +
	1.550%	2.405%	5/4/21	37,163	24,241
	Citizens Bank NA	3.250%	2/14/22	38,875	39,745
7	Commonwealth Bank of Australia	2.750%	3/10/22	36,895	37,862
7	Commonwealth Bank of Australia	2.500%	9/18/22	74,768	76,817
7	Commonwealth Bank of Australia	3.450%	3/16/23	62,409	65,765
7	Commonwealth Bank of Australia	3.350%	6/4/24	34,000	36,113
6,9	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	3.244%	6/3/26	3,200	2,073
9	Cooperatieve Rabobank UA	5.000%	7/2/20	10,800	7,073
	Cooperatieve Rabobank UA	2.750%	1/10/22	650	667
	Cooperatieve Rabobank UA	2.750%	1/10/23	60,100	62,001
7	Cooperatieve Rabobank UA	3.875%	9/26/23	76,820	81,511
	Cooperatieve Rabobank UA	4.625%	12/1/23	76,000	81,230
6,9	Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	2.797%	7/2/25	39,608	25,418
	Credit Suisse AG	2.100%	11/12/21	90,000	90,833
	Credit Suisse AG	2.800%	4/8/22	55,350	56,694
4,7	Credit Suisse Group AG	4.207%	6/12/24	62,630	65,886
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	81,590	82,349
8	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	9,705	10,670
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	29,155	30,430
7	Danske Bank A/S	2.750%	9/17/20	23,273	23,370
8	Danske Bank A/S	0.500%	5/6/21	32,908	36,059
7	Danske Bank A/S	2.000%	9/8/21	25,872	25,903
8	Danske Bank A/S	1.375%	5/24/22	9,705	10,647
4,7	Danske Bank A/S	3.001%	9/20/22	39,000	39,041
7	Danske Bank A/S	3.875%	9/12/23	34,000	34,797
	Discover Bank	4.200%	8/8/23	27,450	28,588
7	DNB Bank ASA	2.150%	12/2/22	48,500	49,156
	Fifth Third Bancorp	3.650%	1/25/24	29,100	30,668
	Fifth Third Bank	2.250%	6/14/21	28,181	28,486
	Fifth Third Bank	2.875%	10/1/21	17,095	17,402
	Fifth Third Bank	1.800%	1/30/23	27,200	27,357
	First Republic Bank	2.500%	6/6/22	94,470	96,406
4	First Republic Bank	1.912%	2/12/24	29,621	29,662
	Goldman Sachs Group Inc.	2.750%	9/15/20	26,455	26,585
	Goldman Sachs Group Inc.	2.600%	12/27/20	31,170	31,170
	Goldman Sachs Group Inc.	2.875%	2/25/21	158,874	160,596
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,625	9,652
	Goldman Sachs Group Inc.	5.750%	1/24/22	78,438	83,911
	Goldman Sachs Group Inc.	3.000%	4/26/22	60,810	61,585
8	Goldman Sachs Group Inc.	1.375%	7/26/22	9,705	10,763
4	Goldman Sachs Group Inc.	2.876%	10/31/22	34,318	34,803
4	Goldman Sachs Group Inc.	2.908%	6/5/23	48,238	49,228
4	Goldman Sachs Group Inc.	2.905%	7/24/23	5,100	5,202
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	65,801
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,800	15,889
	Goldman Sachs Group Inc.	3.850%	7/8/24	19,400	20,632
	Goldman Sachs Group Inc.	3.500%	1/23/25	9,705	10,283
	Goldman Sachs Group Inc.	3.500%	4/1/25	42,000	44,688
4	Goldman Sachs Group Inc.	3.272%	9/29/25	48,500	50,675
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.053%	8/26/20	14,870	9,699
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.100%	5/16/23	9,700	6,182
6,9	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	1.923%	9/8/21	19,280	12,553

	HSBC Holdings plc	2.950%	5/25/21	109,905	111,408
	HSBC Holdings plc	2.650%	1/5/22	75,105	76,447
	HSBC Holdings plc	4.000%	3/30/22	9,700	10,126
4	HSBC Holdings plc	3.262%	3/13/23	63,295	64,889
	HSBC Holdings plc	3.600%	5/25/23	13,595	14,314
4	HSBC Holdings plc	3.033%	11/22/23	96,585	98,879
12	HSBC Holdings plc	3.196%	12/5/23	48,400	35,768
4	HSBC Holdings plc	3.950%	5/18/24	47,132	49,886
4	HSBC Holdings plc	3.803%	3/11/25	31,620	33,607
4	HSBC Holdings plc	2.633%	11/7/25	18,550	18,874
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,287
	Huntington National Bank	2.500%	8/7/22	77,538	79,401
	Huntington National Bank	3.550%	10/6/23	61,415	65,777
7	ING Bank NV	2.050%	8/15/21	10,000	10,074
7	Intesa Sanpaolo SPA	3.250%	9/23/24	48,310	47,645
	JPMorgan Chase & Co.	2.295%	8/15/21	5,427	5,438
	JPMorgan Chase & Co.	4.500%	1/24/22	12,102	12,774
4	JPMorgan Chase & Co.	3.514%	6/18/22	130,215	133,410
8	JPMorgan Chase & Co.	2.750%	8/24/22	33,980	39,037
	JPMorgan Chase & Co.	3.250%	9/23/22	8,200	8,580
	JPMorgan Chase & Co.	2.972%	1/15/23	106,262	109,050
4	JPMorgan Chase & Co.	3.207%	4/1/23	46,899	48,250
4	JPMorgan Chase & Co.	2.776%	4/25/23	106,320	108,629
	JPMorgan Chase & Co.	2.700%	5/18/23	42,765	44,305
4	JPMorgan Chase & Co.	3.559%	4/23/24	69,475	73,383
4	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	16,066
4	JPMorgan Chase & Co.	4.023%	12/5/24	57,285	61,898
	JPMorgan Chase & Co.	3.125%	1/23/25	4,850	5,136
4	JPMorgan Chase & Co.	3.220%	3/1/25	3,928	4,123
4	JPMorgan Chase & Co.	2.301%	10/15/25	98,300	100,757
4	JPMorgan Chase & Co.	2.005%	3/13/26	39,050	39,440
4	JPMorgan Chase & Co.	2.083%	4/22/26	36,175	36,505
	KeyBank NA	2.500%	11/22/21	5,765	5,892
	KeyBank NA	2.300%	9/14/22	14,580	14,896
8	Leeds Building Society	2.625%	4/1/21	14,600	16,234
8	Lloyds Banking Group plc	0.750%	11/9/21	14,550	15,840
4	Lloyds Banking Group plc	2.858%	3/17/23	19,250	19,396
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	56,412
4	Lloyds Banking Group plc	2.907%	11/7/23	112,735	114,285
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,235
	Macquarie Bank Ltd.	6.625%	4/7/21	6,530	6,788
9	Macquarie Bank Ltd.	1.750%	6/21/22	2,910	1,915
6,9	Macquarie Bank Ltd., 3M Australian Bank Bill
	Rate + 0.750%	1.213%	6/21/22	52,780	34,368
9	Macquarie Group Ltd.	3.250%	12/15/21	6,400	4,269
4,7	Macquarie Group Ltd.	3.189%	11/28/23	8,330	8,536
4	Macquarie Group Ltd.	3.189%	11/28/23	29,040	29,760
6,9	Macquarie Group Ltd., 3M Australian Bank
	Bill Rate + 1.150%	1.743%	12/15/22	33,920	21,914
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	21,660	22,215
6	Manufacturers & Traders Trust Co., 3M USD
	LIBOR + 0.640%	2.220%	12/1/21	9,755	9,623
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	99,695	102,382
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	63,990	65,141
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	35,723	36,403
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	104,316
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	8,884
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	51,233

	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	26,340	27,087
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	76,650	77,053
7	Mizuho Bank Ltd.	2.950%	10/17/22	11,772	12,051
	Mizuho Financial Group Inc.	2.273%	9/13/21	15,995	16,073
	Mizuho Financial Group Inc.	2.953%	2/28/22	20,633	21,100
4	Mizuho Financial Group Inc.	2.721%	7/16/23	63,000	64,384
4	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,279
	Morgan Stanley	2.500%	4/21/21	14,000	14,170
	Morgan Stanley	5.500%	7/28/21	26,000	27,281
	Morgan Stanley	2.625%	11/17/21	213,279	216,898
	Morgan Stanley	2.750%	5/19/22	100,468	102,983
	Morgan Stanley	3.125%	1/23/23	161,094	167,472
	Morgan Stanley	3.750%	2/25/23	24,275	25,641
4	Morgan Stanley	3.737%	4/24/24	7,770	8,235
	Morgan Stanley	3.700%	10/23/24	4,180	4,491
4	Morgan Stanley	2.720%	7/22/25	69,515	71,425
4	Morgan Stanley	2.188%	4/28/26	33,895	34,242
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,000	21,597
	MUFG Union Bank NA	3.150%	4/1/22	115,775	119,046
	MUFG Union Bank NA	2.100%	12/9/22	37,000	37,457
7	National Bank of Canada	2.150%	10/7/22	45,250	45,560
	National Bank of Canada	2.100%	2/1/23	42,000	42,268
7	Nationwide Building Society	2.000%	1/27/23	45,600	45,818
4,7	Nationwide Building Society	3.766%	3/8/24	6,900	7,139
8	Nykredit Realkredit A/S	0.250%	1/20/23	32,000	34,230
	PNC Bank NA	2.550%	12/9/21	37,330	38,410
	PNC Bank NA	2.625%	2/17/22	91,750	94,814
	PNC Bank NA	2.700%	11/1/22	36,000	36,948
4	PNC Bank NA	2.028%	12/9/22	25,610	25,894
4	PNC Bank NA	1.743%	2/24/23	33,680	33,865
	PNC Bank NA	3.800%	7/25/23	15,250	16,305
	PNC Bank NA	3.300%	10/30/24	20,870	22,483
	PNC Financial Services Group Inc.	2.854%	11/9/22	13,020	13,132
	Regions Financial Corp.	2.750%	8/14/22	14,605	14,893
	Royal Bank of Canada	1.600%	4/17/23	42,300	42,300
	Royal Bank of Canada	3.700%	10/5/23	58,205	62,264
	Royal Bank of Canada	2.550%	7/16/24	83,367	86,034
	Royal Bank of Canada	2.250%	11/1/24	80,070	81,794
	Royal Bank of Scotland Group plc	6.125%	12/15/22	8,274	8,832
	Royal Bank of Scotland Group plc	6.100%	6/10/23	2,925	3,148
	Royal Bank of Scotland Group plc	3.875%	9/12/23	6,170	6,459
	Royal Bank of Scotland Group plc	6.000%	12/19/23	14,669	15,933
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	9,700	10,285
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	44,720	47,354
	Santander Holdings USA Inc.	3.700%	3/28/22	78,501	79,286
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	58,621
	Santander Holdings USA Inc.	3.500%	6/7/24	12,000	12,024
4	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	69,532
4	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	27,833
	Santander UK plc	3.750%	11/15/21	43,750	44,783
	Santander UK plc	2.100%	1/13/23	45,500	45,784
7	Santander UK plc	5.000%	11/7/23	4,328	4,537
	Santander UK plc	4.000%	3/13/24	31,300	33,442
4,8	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	18,660	20,478
4,7	State Street Corp.	2.825%	3/30/23	14,250	14,646
	State Street Corp.	3.100%	5/15/23	9,600	10,070
	State Street Corp.	3.700%	11/20/23	31,620	35,060
4	State Street Corp.	3.776%	12/3/24	24,700	26,602

4	State Street Corp.	2.354%	11/1/25	42,084	43,290
4,7	State Street Corp.	2.901%	3/30/26	9,130	9,677
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	95,017	96,075
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	99,325	101,425
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	46,780	47,943
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	72,358	74,984
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	71,333
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	5,370	5,719
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	159,830	163,752
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	39,000	39,377
6,9	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	1.662%	3/29/22	41,051	26,599
	Svenska Handelsbanken AB	2.450%	3/30/21	52,150	52,879
8	Svenska Handelsbanken AB	4.375%	10/20/21	14,550	16,880
9	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	8,545
	Svenska Handelsbanken AB	3.900%	11/20/23	75,715	81,300
10	Swedbank AB	1.250%	12/29/21	19,410	24,153
10	Swedbank AB	1.625%	12/28/22	38,080	47,495
	Synchrony Bank	3.000%	6/15/22	11,600	11,387
	Synchrony Financial	2.850%	7/25/22	32,785	31,653
	Synchrony Financial	4.250%	8/15/24	965	942
	Toronto-Dominion Bank	3.500%	7/19/23	164,890	177,037
	Toronto-Dominion Bank	2.650%	6/12/24	9,359	9,728
4	Truist Bank	3.525%	10/26/21	48,600	48,986
	Truist Bank	2.625%	1/15/22	124,364	127,357
	Truist Bank	2.800%	5/17/22	156,890	161,587
	Truist Bank	2.450%	8/1/22	111,579	114,106
	Truist Bank	1.250%	3/9/23	600	598
	Truist Bank	3.200%	4/1/24	89,452	95,269
4	Truist Bank	3.689%	8/2/24	37,570	40,317
	Truist Bank	2.150%	12/6/24	55,000	56,212
	Truist Bank	1.500%	3/10/25	24,880	24,652
	Truist Financial Corp.	2.050%	5/10/21	14,000	14,103
	Truist Financial Corp.	2.700%	1/27/22	46,750	47,771
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,387
	Truist Financial Corp.	3.050%	6/20/22	19,580	20,231
	Truist Financial Corp.	2.200%	3/16/23	34,390	34,932
	Truist Financial Corp.	3.750%	12/6/23	42,980	46,211
	Truist Financial Corp.	2.500%	8/1/24	16,125	16,663
	Truist Financial Corp.	2.850%	10/26/24	1,455	1,521
7	UBS AG	1.750%	4/21/22	50,000	50,224
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	35,067	35,495
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,320	44,026
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	20,975	21,552
4,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	58,400	59,785
8	Unione di Banche Italiane SPA	1.000%	7/22/22	9,705	10,459
	US Bancorp	3.000%	3/15/22	29,462	30,487
	US Bancorp	2.950%	7/15/22	31,750	32,801
	US Bancorp	3.375%	2/5/24	39,325	42,226
	US Bancorp	2.400%	7/30/24	42,000	43,507
	US Bank NA	3.450%	11/16/21	43,025	44,610
	US Bank NA	2.650%	5/23/22	70,615	72,968
	US Bank NA	1.950%	1/9/23	48,958	50,035
	US Bank NA	2.850%	1/23/23	4,780	4,994
	US Bank NA	2.050%	1/21/25	27,973	28,823
§,13 Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	4.600%	4/1/21	7,000	7,223

	Wells Fargo & Co.	2.100%	7/26/21	41,205	41,587
	Wells Fargo & Co.	2.625%	7/22/22	121,550	124,563
	Wells Fargo & Co.	3.069%	1/24/23	47,122	48,188
	Wells Fargo & Co.	3.450%	2/13/23	44,500	46,364
	Wells Fargo & Co.	3.750%	1/24/24	85,675	91,470
4	Wells Fargo & Co.	2.406%	10/30/25	57,030	57,885
4	Wells Fargo & Co.	2.164%	2/11/26	24,210	24,246
4	Wells Fargo & Co.	2.188%	4/30/26	34,500	34,619
6,9	Wells Fargo & Co., 3M Australian Bank Bill
	Rate + 1.100%	1.213%	4/27/22	21,453	13,845
6,9	Wells Fargo & Co., 3M Australian Bank Bill
	Rate + 1.320%	1.433%	7/27/21	66,905	43,529
4	Wells Fargo Bank NA	3.325%	7/23/21	242,616	242,990
	Wells Fargo Bank NA	3.625%	10/22/21	138,400	143,351
4	Wells Fargo Bank NA	2.082%	9/9/22	102,595	103,133
10	Wells Fargo Bank NA	5.250%	8/1/23	13,100	18,100
	Wells Fargo Bank NA	3.550%	8/14/23	139,186	148,503
	Westpac Banking Corp.	2.100%	5/13/21	13,549	13,714
	Westpac Banking Corp.	2.000%	8/19/21	104,845	106,021
	Westpac Banking Corp.	2.750%	1/11/23	157,175	163,069
	Westpac Banking Corp.	2.000%	1/13/23	38,220	38,926
	Westpac Banking Corp.	3.300%	2/26/24	80,615	85,712
6,9	Westpac Banking Corp., 3M Australian Bank
	Bill Rate + 1.800%	2.263%	6/22/28	35,900	22,783
6,9	Westpac Banking Corp., 3M Australian Bank
	Bill Rate + 3.100%	3.667%	3/10/26	36,000	23,367

	Brokerage (0.4%)
	Ameriprise Financial Inc.	3.000%	3/22/22	37,000	38,202
	Ameriprise Financial Inc.	3.000%	4/2/25	10,880	11,470
	BlackRock Inc.	3.375%	6/1/22	930	976
	BlackRock Inc.	3.500%	3/18/24	1,450	1,583
8	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	26,785	29,169
	Charles Schwab Corp.	3.550%	2/1/24	4,800	5,136
	CME Group Inc.	3.000%	9/15/22	2,460	2,576
	Franklin Resources Inc.	2.800%	9/15/22	28,672	29,574
	Intercontinental Exchange Inc.	4.000%	10/15/23	33,400	36,775
	Invesco Finance plc	3.125%	11/30/22	29,485	29,927
§,13 Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	9,410	1
	Nomura Holdings Inc.	2.648%	1/16/25	29,000	29,241
	Stifel Financial Corp.	3.500%	12/1/20	14,595	14,516
	TD Ameritrade Holding Corp.	2.950%	4/1/22	8,809	9,039
	TD Ameritrade Holding Corp.	3.625%	4/1/25	2,939	3,169

	Finance Companies (0.2%)
	Air Lease Corp.	2.300%	2/1/25	34,000	30,048
9	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	65,910	43,329
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,535
7	USAA Capital Corp.	1.500%	5/1/23	13,620	13,696

	Insurance (1.5%)
	Aflac Inc.	3.625%	11/15/24	10,900	11,940
7	AIG Global Funding	2.150%	7/2/20	14,635	14,653
7	AIG Global Funding	2.700%	12/15/21	13,080	13,341
	Anthem Inc.	2.375%	1/15/25	8,000	8,214
	Assurant Inc.	4.200%	9/27/23	9,700	10,164
	AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,513

Berkshire Hathaway Inc.	2.750%	3/15/23	108,976	115,408
Centene Corp.	4.750%	5/15/22	8,295	8,378
7 Centene Corp.	4.750%	1/15/25	3,390	3,483
7 Centene Corp.	5.375%	6/1/26	1,940	2,049
7 Centene Corp.	4.250%	12/15/27	3,870	4,054
Chubb INA Holdings Inc.	2.875%	11/3/22	20,275	21,150
Chubb INA Holdings Inc.	2.700%	3/13/23	22,645	23,683
Chubb INA Holdings Inc.	3.350%	5/15/24	62,373	67,498
Chubb INA Holdings Inc.	3.150%	3/15/25	5,281	5,719
Coventry Health Care Inc.	5.450%	6/15/21	8,200	8,424
7 Five Corners Funding Trust	4.419%	11/15/23	88,012	96,613
Lincoln National Corp.	4.000%	9/1/23	5,000	5,292
Loews Corp.	2.625%	5/15/23	7,800	7,985
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	7,925	8,192
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	12,100	12,685
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,316
7 MassMutual Global Funding II	2.750%	6/22/24	54,080	56,472
7 Metropolitan Life Global Funding I	1.950%	1/13/23	10,485	10,599
7 Metropolitan Life Global Funding I	3.600%	1/11/24	6,705	7,203
Progressive Corp.	3.750%	8/23/21	19,046	19,650
Prudential Financial Inc.	4.500%	11/16/21	14,589	15,270
7 Reliance Standard Life Global Funding II	2.375%	5/4/20	24,320	24,320
7 Reliance Standard Life Global Funding II	2.150%	1/21/23	14,600	14,600
7 Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	42,354
Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,341
UnitedHealth Group Inc.	4.700%	2/15/21	12,750	12,992
UnitedHealth Group Inc.	2.375%	10/15/22	82,000	84,566
UnitedHealth Group Inc .	2.750%	2/15/23	11,600	12,109
UnitedHealth Group Inc.	2.875%	3/15/23	33,000	34,815
UnitedHealth Group Inc.	3.500%	2/15/24	45,680	49,555
UnitedHealth Group Inc.	2.375%	8/15/24	39,652	41,646

Real Estate Investment Trusts (1.3%)
9 Ale Direct Property Trust	4.000%	8/20/22	10,880	7,253
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	21,685	22,795
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	50,707	54,448
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	45,115	48,165
AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,179
Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,341
Brixmor Operating Partnership LP	3.875%	8/15/22	10,845	10,993
Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	33,272
Camden Property Trust	2.950%	12/15/22	9,760	9,783
Camden Property Trust	4.875%	6/15/23	3,025	3,236
Camden Property Trust	4.250%	1/15/24	15,887	16,330
Camden Property Trust	3.500%	9/15/24	2,785	2,899
Digital Realty Trust LP	3.950%	7/1/22	44,160	45,916
ERP Operating LP	3.000%	4/15/23	215	223
Federal Realty Investment Trust	2.550%	1/15/21	14,551	14,571
Federal Realty Investment Trust	3.000%	8/1/22	24,018	24,092
Federal Realty Investment Trust	2.750%	6/1/23	4,740	4,716
Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,319
Healthpeak Properties Inc.	4.250%	11/15/23	27,918	29,038
Healthpeak Properties Inc.	4.200%	3/1/24	7,815	8,100
Healthpeak Properties Inc.	3.875%	8/15/24	6,850	7,042
Healthpeak Properties Inc.	3.400%	2/1/25	11,470	11,833
Highwoods Realty LP	3.200%	6/15/21	5,750	5,801
Kimco Realty Corp.	3.400%	11/1/22	6,715	6,892
Kimco Realty Corp.	3.125%	6/1/23	22,900	22,812

7	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	1,595	1,140
9	Lendlease Finance Ltd.	6.000%	5/13/20	9,710	6,319
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,065
	Omega Healthcare Investors Inc.	4.950%	4/1/24	7,635	7,791
	Prologis LP	4.250%	8/15/23	1,070	1,165
	Realty Income Corp.	3.250%	10/15/22	93,670	96,010
	Realty Income Corp.	3.875%	7/15/24	1,160	1,203
	Realty Income Corp.	3.875%	4/15/25	19,295	20,196
	Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	33,004	32,363
	Simon Property Group LP	2.500%	7/15/21	13,200	13,151
	Simon Property Group LP	2.350%	1/30/22	28,290	28,391
	Simon Property Group LP	2.750%	2/1/23	5,300	5,254
	Simon Property Group LP	2.000%	9/13/24	51,400	48,704
	Ventas Realty LP	3.750%	5/1/24	3,500	3,481
	Weingarten Realty Investors	3.500%	4/15/23	4,850	4,818
	Welltower Inc.	3.750%	3/15/23	22,347	22,401
	Welltower Inc.	3.950%	9/1/23	36,855	37,173
	Welltower Inc.	3.625%	3/15/24	19,435	19,731
	Welltower Inc.	4.000%	6/1/25	9,258	9,525
					16,185,772
Industrial (36.1%)
	Basic Industry (1.0%)
7	Air Liquide Finance SA	1.750%	9/27/21	6,890	6,941
7	Air Liquide Finance SA	2.250%	9/27/23	44,520	45,519
	Air Products & Chemicals Inc.	2.750%	2/3/23	61	64
	Air Products & Chemicals Inc.	1.500%	10/15/25	5,850	5,878
7,11 Arconic Corp.		6.000%	5/15/25	1,058	1,070
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	6,846	7,104
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	17,235	18,727
7	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.300%	5/1/23	64,251	65,068
	DuPont de Nemours Inc.	4.205%	11/15/23	60,995	66,041
	DuPont de Nemours Inc.	4.493%	11/15/25	10,260	11,290
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,516
	Ecolab Inc.	4.350%	12/8/21	9,754	10,320
	Ecolab Inc.	2.375%	8/10/22	28,433	29,475
	FMC Corp.	3.950%	2/1/22	19,660	20,155
7	Georgia-Pacific LLC	1.750%	9/30/25	70,240	70,403
7	Graphic Packaging International LLC	3.500%	3/15/28	1,325	1,265
	International Paper Co.	3.650%	6/15/24	968	1,034
	LYB International Finance BV	4.000%	7/15/23	22,923	23,923
	LYB International Finance III LLC	2.875%	5/1/25	12,365	12,500
	LyondellBasell Industries NV	6.000%	11/15/21	14,555	15,226
	LyondellBasell Industries NV	5.750%	4/15/24	12,928	14,324
	Newmont Corp.	3.625%	6/9/21	970	971
	Newmont Corp.	3.500%	3/15/22	40	41
	Newmont Corp.	3.700%	3/15/23	11,276	11,853
7	Novelis Corp.	4.750%	1/30/30	1,849	1,646
	Nutrien Ltd.	3.150%	10/1/22	16,923	17,368
	Nutrien Ltd.	3.500%	6/1/23	3,887	4,044
	Nutrien Ltd.	3.625%	3/15/24	5,102	5,344
7	OCI NV	5.250%	11/1/24	1,100	1,095
	Packaging Corp. of America	3.650%	9/15/24	339	360
	Praxair Inc.	3.000%	9/1/21	7,355	7,537
	Praxair Inc.	2.200%	8/15/22	2,836	2,897
	Sherwin-Williams Co.	3.125%	6/1/24	43	45

Steel Dynamics Inc.	2.800%	12/15/24	14,555	14,264
Vale Overseas Ltd.	6.250%	8/10/26	4,465	4,889
8 Vale SA	3.750%	1/10/23	15,990	17,584
WestRock RKT Co.	4.900%	3/1/22	3,960	4,162
WestRock RKT Co.	4.000%	3/1/23	37,452	38,629

Capital Goods (3.3%)
3M Co.	2.750%	3/1/22	22,205	22,946
3M Co.	1.750%	2/14/23	33,815	34,684
3M Co.	2.250%	3/15/23	25,640	26,694
3M Co.	2.650%	4/15/25	22,180	23,542
7 Airbus Finance BV	2.700%	4/17/23	5,982	6,028
7 American Builders & Contractors Supply Co.
Inc.	4.000%	1/15/28	1,000	950
7 Ardagh Packaging Finance plc / Ardagh
Holdings USA Inc.	5.250%	4/30/25	2,294	2,348
Ball Corp.	5.000%	3/15/22	875	915
Ball Corp.	4.000%	11/15/23	7,285	7,504
Ball Corp.	4.875%	3/15/26	3,875	4,166
Berry Global Inc.	5.500%	5/15/22	2,585	2,585
Berry Global Inc.	6.000%	10/15/22	262	262
7 Berry Global Inc.	4.875%	7/15/26	6,265	6,408
Boeing Co.	2.700%	5/1/22	14,095	13,608
Boeing Co.	4.508%	5/1/23	145,123	145,123
Boeing Co.	1.875%	6/15/23	19,781	18,374
Boeing Co.	2.800%	3/1/24	28,830	26,709
Boeing Co.	2.850%	10/30/24	7,500	6,907
Boeing Co.	4.875%	5/1/25	75,125	75,125
7 Carrier Global Corp.	1.923%	2/15/23	21,925	21,991
7 Carrier Global Corp.	2.242%	2/15/25	54,905	54,645
Caterpillar Financial Services Corp.	1.850%	9/4/20	9,755	9,785
Caterpillar Financial Services Corp.	2.400%	6/6/22	67,305	69,086
Caterpillar Financial Services Corp.	1.900%	9/6/22	119,280	121,335
Caterpillar Financial Services Corp.	1.950%	11/18/22	13,330	13,603
Caterpillar Financial Services Corp.	2.550%	11/29/22	20,470	21,087
Caterpillar Financial Services Corp.	2.625%	3/1/23	13,925	14,383
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,070	1,142
Caterpillar Financial Services Corp.	3.750%	11/24/23	24,265	26,250
Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	23,288
Caterpillar Inc.	3.400%	5/15/24	14,500	15,679
7 Clean Harbors Inc.	4.875%	7/15/27	3,554	3,683
CNH Industrial Capital LLC	4.875%	4/1/21	3,830	3,858
CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,390
CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,234
CNH Industrial NV	4.500%	8/15/23	33,895	34,547
Deere & Co.	2.600%	6/8/22	580	597
Deere & Co.	2.750%	4/15/25	24,215	25,768
Embraer Netherlands Finance BV	5.050%	6/15/25	6,200	5,254
Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,009
Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,140
Embraer SA	5.150%	6/15/22	21,700	19,691
General Dynamics Corp.	2.250%	11/15/22	17,903	18,449
General Dynamics Corp.	3.375%	5/15/23	970	1,037
General Dynamics Corp.	1.875%	8/15/23	14,905	15,260
General Dynamics Corp.	2.375%	11/15/24	970	1,022
General Dynamics Corp.	3.250%	4/1/25	45,484	49,557
General Dynamics Corp.	3.500%	5/15/25	11,395	12,510
Honeywell International Inc.	2.150%	8/8/22	4,280	4,410

8	Honeywell International Inc.	0.000%	3/10/24	7,500	8,052
	Howmet Aerospace Inc.	6.875%	5/1/25	1,490	1,525
7	Huntington Ingalls Industries Inc.	3.844%	5/1/25	29,055	30,556
	Illinois Tool Works Inc.	3.375%	9/15/21	2,470	2,537
	Illinois Tool Works Inc.	3.500%	3/1/24	390	424
	John Deere Capital Corp.	3.900%	7/12/21	1,550	1,604
	John Deere Capital Corp.	1.950%	6/13/22	22,550	22,932
	John Deere Capital Corp.	1.200%	4/6/23	13,230	13,329
	John Deere Capital Corp.	3.450%	6/7/23	485	517
	John Deere Capital Corp.	2.650%	6/24/24	2,520	2,649
	Johnson Controls International plc	3.750%	12/1/21	857	878
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,305
7	L3Harris Technologies Inc.	4.950%	2/15/21	24,327	24,823
7	L3Harris Technologies Inc.	\3.850%	6/15/23	119,000	126,639
7	L3Harris Technologies Inc.	3.950%	5/28/24	5,300	5,658
	Lockheed Martin Corp.	3.100%	1/15/23	1,455	1,530
	Lockheed Martin Corp.	2.900%	3/1/25	7,755	8,325
7	Mueller Water Products Inc.	5.500%	6/15/26	1,700	1,734
	Northrop Grumman Corp.	3.500%	3/15/21	5,136	5,227
	Northrop Grumman Corp.	2.550%	10/15/22	84,314	87,176
	Northrop Grumman Corp.	3.250%	8/1/23	11,000	11,717
	Northrop Grumman Corp.	2.930%	1/15/25	39,370	41,837
7	Otis Worldwide Corp.	2.056%	4/5/25	48,510	49,328
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,038
	Precision Castparts Corp.	2.500%	1/15/23	81,307	83,649
	Raytheon Co.	2.500%	12/15/22	37,126	38,637
	Raytheon Technologies Corp.	3.650%	8/16/23	34,650	37,378
	Raytheon Technologies Corp.	3.950%	8/16/25	38,708	43,495
	Republic Services Inc.	5.250%	11/15/21	1,090	1,155
	Republic Services Inc.	4.750%	5/15/23	2,260	2,483
	Republic Services Inc.	2.500%	8/15/24	1,182	1,231
	Republic Services Inc.	3.200%	3/15/25	7,700	8,234
6,7	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu, 3M USD LIBOR + 3.500%	4.719%	7/15/21	17,330	17,178
	Rockwell Collins Inc.	2.800%	3/15/22	90,686	92,925
	Rockwell Collins Inc.	3.200%	3/15/24	45,060	47,819
7	Sealed Air Corp .	4.000%	12/1/27	700	689
7	Silgan Holdings Inc.	4.125%	2/1/28	4,235	4,161
	Stanley Black & Decker Inc.	3.400%	12/1/21	1,020	1,051
	Stanley Black & Decker Inc.	2.900%	11/1/22	44,400	46,059
8	Thales SA	0.000%	5/31/22	20,800	22,445
	TransDigm Inc.	6.500%	5/15/25	1,500	1,335
7	TransDigm Inc.	8.000%	12/15/25	1,325	1,375
7	TransDigm Inc.	6.250%	3/15/26	4,630	4,526
7	Trivium Packaging Finance BV	5.500%	8/15/26	400	410
7	Trivium Packaging Finance BV	8.500%	8/15/27	400	417
	United Rentals North America Inc.	4.625%	10/15/25	8,230	8,065
	United Rentals North America Inc.	6.500%	12/15/26	1,800	1,863
	United Rentals North America Inc.	3.875%	11/15/27	3,950	3,851
	Waste Management Inc.	2.900%	9/15/22	3,500	3,644
	Waste Management Inc.	2.400%	5/15/23	1,600	1,659

	Communication (4.8%)
	American Tower Corp.	3.450%	9/15/21	2,100	2,160
	American Tower Corp.	3.000%	6/15/23	58,755	61,462
	AT&T Inc.	2.800%	2/17/21	9,800	9,922
	AT&T Inc.	4.450%	5/15/21	17,600	18,150

8 AT&T Inc.	2.650%	12/17/21	14,550	16,383
AT&T Inc.	4.000%	1/15/22	19,400	20,194
AT&T Inc.	3.200%	3/1/22	26,700	27,670
AT&T Inc.	3.800%	3/15/22	52,505	54,803
AT&T Inc.	3.400%	6/15/22	1,200	1,248
AT&T Inc.	3.000%	6/30/22	36,594	37,697
AT&T Inc.	2.625%	12/1/22	9,800	10,007
AT&T Inc.	3.600%	2/17/23	107,218	113,002
AT&T Inc.	4.050%	12/15/23	3,985	4,303
AT&T Inc.	4.450%	4/1/24	2,710	2,947
AT&T Inc.	3.400%	5/15/25	5,600	5,937
AT&T Inc.	3.600%	7/15/25	1,690	1,808
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	29,741	31,554
7 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.750%	3/1/30	1,400	1,428
7 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.500%	8/15/30	3,712	3,740
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	166,415	175,523
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	19,894	21,576
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	9,676	11,682
Comcast Corp.	1.625%	1/15/22	1,600	1,626
Comcast Corp.	2.850%	1/15/23	9,910	10,412
Comcast Corp.	2.750%	3/1/23	34,443	36,204
Comcast Corp.	3.600%	3/1/24	820	894
Comcast Corp.	3.700%	4/15/24	79,976	87,566
Comcast Corp.	3.100%	4/1/25	36,640	39,550
7 Cox Communications Inc.	3.150%	8/15/24	27,090	28,621
Crown Castle International Corp.	4.875%	4/15/22	18,000	19,196
Crown Castle International Corp.	5.250%	1/15/23	66,719	73,070
Crown Castle International Corp.	3.150%	7/15/23	41,835	43,763
Crown Castle International Corp.	3.200%	9/1/24	58,815	62,025
CSC Holdings LLC	6.750%	11/15/21	4,888	5,096
7 CSC Holdings LLC	5.375%	2/1/28	4,745	4,923
7 CSC Holdings LLC	7.500%	4/1/28	1,100	1,204
7 Deutsche Telekom International Finance BV	1.950%	9/19/21	19,470	19,518
7 Deutsche Telekom International Finance BV	2.820%	1/19/22	90,520	92,097
7 Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,051
Discovery Communications LLC	4.375%	6/15/21	8,760	8,977
Discovery Communications LLC	3.300%	5/15/22	17,956	18,419
Discovery Communications LLC	3.500%	6/15/22	12,900	13,244
Discovery Communications LLC	2.950%	3/20/23	104,937	107,958
Discovery Communications LLC	3.250%	4/1/23	9,700	9,862
Discovery Communications LLC	3.800%	3/13/24	17,074	17,927
Discovery Communications LLC	3.900%	11/15/24	28,005	29,424
Discovery Communications LLC	3.950%	6/15/25	3,180	3,367
Fox Corp.	3.666%	1/25/22	34,769	35,897
Fox Corp.	4.030%	1/25/24	14,246	15,383
Fox Corp.	3.050%	4/7/25	21,790	23,080
7 Front Range BidCo Inc.	4.000%	3/1/27	445	431
7 Front Range BidCo Inc.	6.125%	3/1/28	1,547	1,454
Interpublic Group of Cos. Inc.	3.500%	10/1/20	15,560	15,660
Interpublic Group of Cos. Inc.	3.750%	10/1/21	63,355	64,843

	Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,800	10,305
	Lamar Media Corp.	5.750%	2/1/26	884	899
7	Lamar Media Corp.	3.750%	2/15/28	1,335	1,228
7	Lamar Media Corp.	4.000%	2/15/30	935	859
7	Level 3 Financing Inc.	3.400%	3/1/27	370	373
7	Level 3 Financing Inc.	4.625%	9/15/27	2,760	2,753
	NBCUniversal Media LLC	2.875%	1/15/23	94,140	98,963
7	Netflix Inc.	3.625%	6/15/25	1,195	1,208
	Netflix Inc.	4.875%	4/15/28	3,470	3,696
	Netflix Inc.	5.875%	11/15/28	354	398
7	Netflix Inc.	4.875%	6/15/30	1,885	2,012
7	Nexstar Escrow Inc.	5.625%	7/15/27	3,875	3,681
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	112,940	118,462
	Qwest Corp.	6.750%	12/1/21	33,857	35,424
	Rogers Communications Inc.	3.000%	3/15/23	2,180	2,277
7	SBA Tower Trust	3.156%	10/8/20	10,760	10,798
7	Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,582
7	Sirius XM Radio Inc.	5.000%	8/1/27	700	716
8	Sky Ltd.	1.500%	9/15/21	11,105	12,306
7	Sky Ltd.	3.750%	9/16/24	19,645	21,539
7	Sky plc	3.125%	11/26/22	50,680	53,270
	Sprint Corp.	7.125%	6/15/24	1,720	1,931
	Sprint Corp.	7.625%	3/1/26	3,020	3,548
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,439
	T-Mobile USA Inc.	6.500%	1/15/24	10,710	10,924
7	T-Mobile USA Inc.	3.500%	4/15/25	72,635	77,075
	T-Mobile USA Inc.	4.500%	2/1/26	9,536	9,774
	Telefonica Emisiones SAU	5.462%	2/16/21	14,200	14,608
8	Telefonica Emisiones SAU	2.242%	5/27/22	19,400	21,948
9	Telstra Corp. Ltd.	7.750%	7/15/20	14,600	9,630
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	10,109
	TWDC Enterprises 18 Corp.	2.300%	2/12/21	485	489
7	Twitter Inc.	3.875%	12/15/27	1,786	1,777
	Verizon Communications Inc.	2.450%	11/1/22	8,249	8,537
9	Verizon Communications Inc.	3.500%	2/17/23	9,130	6,136
	Verizon Communications Inc.	5.150%	9/15/23	48,250	54,835
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,752
	Verizon Communications Inc.	3.500%	11/1/24	19,300	21,059
	Verizon Communications Inc.	3.376%	2/15/25	9,445	10,320
6,9	Verizon Communications Inc., 3M Australian
	Bank Bill Rate + 1.220%	2.120%	2/17/23	33,310	21,460
	ViacomCBS Inc.	4.300%	2/15/21	5,100	5,204
	ViacomCBS Inc.	4.500%	3/1/21	14,725	15,217
	ViacomCBS Inc.	3.875%	12/15/21	44,550	45,870
	ViacomCBS Inc.	3.375%	3/1/22	14,170	14,487
	ViacomCBS Inc.	2.500%	2/15/23	13,525	13,574
	ViacomCBS Inc.	2.900%	6/1/23	28,430	28,784
	ViacomCBS Inc.	4.250%	9/1/23	136,705	144,218
	ViacomCBS Inc.	3.500%	1/15/25	9,000	9,060
	ViacomCBS Inc.	4.750%	5/15/25	6,329	6,770
8	Vivendi SA	0.000%	6/13/22	14,600	15,765
	Vodafone Group plc	3.750%	1/16/24	116,867	125,800
6,9	Vodafone Group plc, 3M Australian Bank Bill
	Rate + 1.050%	1.670%	12/13/22	4,360	2,801
	Walt Disney Co.	2.550%	2/15/22	1,940	1,995
	Walt Disney Co.	1.650%	9/1/22	7,165	7,273
	Walt Disney Co.	3.000%	9/15/22	7,190	7,519
	Walt Disney Co.	2.350%	12/1/22	19,910	20,588

Walt Disney Co.	1.750%	8/30/24	33,767	34,295
Walt Disney Co.	3.700%	9/15/24	190	208
Walt Disney Co.	3.350%	3/24/25	81,990	89,617
WPP Finance 2010	3.625%	9/7/22	1,045	1,055

Consumer Cyclical (3.3%)
7 1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	6,855	6,872
7 1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	545	526
7 1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,210	2,152
7 Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	59,576
7 Allison Transmission Inc.	5.000%	10/1/24	1,270	1,226
7 Allison Transmission Inc.	4.750%	10/1/27	3,023	2,804
Amazon.com Inc.	2.800%	8/22/24	9,987	10,775
Amazon.com Inc.	5.200%	12/3/25	26,860	32,514
American Axle & Manufacturing Inc.	6.625%	10/15/22	3,088	2,586
American Honda Finance Corp.	1.650%	7/12/21	9,900	9,839
American Honda Finance Corp.	1.700%	9/9/21	1,600	1,595
American Honda Finance Corp.	3.375%	12/10/21	87,100	88,907
8 American Honda Finance Corp.	1.600%	4/20/22	20,300	22,450
8 American Honda Finance Corp.	0.350%	8/26/22	62,100	66,783
American Honda Finance Corp.	2.600%	11/16/22	2,470	2,497
American Honda Finance Corp.	2.050%	1/10/23	9,900	9,844
American Honda Finance Corp.	1.950%	5/10/23	68,000	67,490
American Honda Finance Corp.	3.450%	7/14/23	31,460	32,627
American Honda Finance Corp.	3.625%	10/10/23	112,000	116,893
7 Asbury Automotive Group Inc.	4.500%	3/1/28	1,648	1,364
AutoZone Inc.	2.875%	1/15/23	4,544	4,641
AutoZone Inc.	3.625%	4/15/25	22,300	23,872
7 Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	870	885
7 Carnival Corp.	11.500%	4/1/23	1,951	2,039
7 Churchill Downs Inc.	5.500%	4/1/27	3,910	3,734
7 Churchill Downs Inc.	4.750%	1/15/28	2,230	2,052
Costco Wholesale Corp.	2.750%	5/18/24	4,800	5,151
Cummins Inc.	3.650%	10/1/23	7,300	7,867
7 Expedia Group Inc.	6.250%	5/1/25	3,700	3,769
7 Expedia Group Inc.	7.000%	5/1/25	995	1,016
8 FCA Bank SPA	1.250%	6/21/22	21,830	23,486
8 FCA Bank SPA	0.625%	11/24/22	9,700	10,203
Ford Motor Co.	8.500%	4/21/23	3,564	3,533
9 Ford Motor Credit Co. LLC	3.588%	6/2/20	28,134	18,292
Ford Motor Credit Co. LLC	3.339%	3/28/22	24,800	22,875
Ford Motor Credit Co. LLC	2.979%	8/3/22	5,684	5,212
Ford Motor Credit Co. LLC	3.087%	1/9/23	42,303	38,283
Ford Motor Credit Co. LLC	5.584%	3/18/24	33,800	31,920
Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,380
General Motors Co.	4.875%	10/2/23	18,904	18,574
General Motors Financial Co. Inc.	2.450%	11/6/20	9,850	9,702
General Motors Financial Co. Inc.	4.200%	3/1/21	44,231	43,867
General Motors Financial Co. Inc.	4.375%	9/25/21	59,030	58,098
General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	42,870
General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	15,348
General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	4,666
General Motors Financial Co. Inc.	3.550%	7/8/22	2,000	1,929
General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	18,490
9 General Motors Financial Co. Inc.	3.850%	2/21/23	5,840	3,656
General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,078
General Motors Financial Co. Inc.	4.250%	5/15/23	9,800	9,600
General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,321

General Motors Financial Co. Inc.	5.100%	1/17/24	35,650	35,160
General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	23,105
General Motors Financial Co. Inc.	3.500%	11/7/24	35,700	32,912
General Motors Financial Co. Inc.	4.350%	4/9/25	9,216	8,759
General Motors Financial Co. Inc.	4.300%	7/13/25	6,000	5,633
Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,003	2,590
7 Harley-Davidson Financial Services Inc.	2.850%	1/15/21	6,244	6,212
7 Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	27,994
7 Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	430	431
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	4,145	4,083
7 Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	870
Home Depot Inc.	3.750%	2/15/24	8,000	8,774
7 Hyundai Capital America	5.875%	4/7/25	50,360	53,421
Lennar Corp.	5.375%	10/1/22	2,565	2,661
Lennar Corp.	4.750%	5/30/25	875	899
Lennar Corp.	5.250%	6/1/26	700	725
7 Levi Strauss & Co.	5.000%	5/1/25	865	865
7 Live Nation Entertainment Inc.	4.750%	10/15/27	2,266	1,920
Marriott International Inc.	5.750%	5/1/25	5,305	5,491
Mastercard Inc.	3.375%	4/1/24	1,310	1,429
7 Mattamy Group Corp.	4.625%	3/1/30	885	792
McDonald's Corp.	2.625%	1/15/22	1,790	1,834
McDonald's Corp.	3.300%	7/1/25	39,201	42,721
McDonald's Corp.	1.450%	9/1/25	24,300	24,282
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	5.625%	5/1/24	5,980	6,062
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	4.500%	9/1/26	2,742	2,605
7 NCL Corp. Ltd.	3.625%	12/15/24	375	240
7 Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	11,249
7 Nissan Motor Acceptance Corp.	3.650%	9/21/21	34,150	32,938
7 Nissan Motor Acceptance Corp.	2.600%	9/28/22	10,725	9,918
7 Nordstrom Inc.	8.750%	5/15/25	870	932
7 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	6.250%	5/15/26	1,800	1,805
PulteGroup Inc.	5.500%	3/1/26	2,323	2,471
PulteGroup Inc.	5.000%	1/15/27	1,310	1,359
Target Corp.	2.250%	4/15/25	18,000	18,915
TJX Cos. Inc.	2.750%	6/15/21	10,370	10,496
TJX Cos. Inc.	3.500%	4/15/25	36,000	38,784
Toyota Motor Corp.	3.419%	7/20/23	1,750	1,858
Toyota Motor Credit Corp.	4.500%	6/17/20	8,600	8,609
Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,626
Toyota Motor Credit Corp.	2.750%	5/17/21	19,210	19,483
Toyota Motor Credit Corp.	3.300%	1/12/22	7,100	7,333
Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,285
Toyota Motor Credit Corp.	2.900%	3/30/23	105,000	109,776
Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	103,329
Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,235
Toyota Motor Credit Corp.	3.000%	4/1/25	41,000	43,501
7 Vail Resorts Inc.	6.250%	5/15/25	2,580	2,670
9 Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	8,050	5,240
7 Volkswagen Group of America Finance LLC	2.500%	9/24/21	28,800	28,663
7 Volkswagen Group of America Finance LLC	4.000%	11/12/21	63,563	64,593
7 Volkswagen Group of America Finance LLC	2.700%	9/26/22	65,420	65,199
Walmart Inc.	2.550%	4/11/23	26,149	27,513
Walmart Inc.	3.400%	6/26/23	32,045	34,669
Walmart Inc.	3.300%	4/22/24	19,500	21,321

	Walmart Inc.	2.850%	7/8/24	20,660	22,261

	Consumer Noncyclical (11.7%)
	Abbott Laboratories	2.550%	3/15/22	1,020	1,052
	AbbVie Inc.	2.300%	5/14/21	61,007	61,587
	AbbVie Inc.	3.375%	11/14/21	32,071	33,140
7	AbbVie Inc.	2.150%	11/19/21	93,000	94,224
	AbbVie Inc.	2.900%	11/6/22	99,170	103,147
	AbbVie Inc.	3.200%	11/6/22	71,665	75,322
7	AbbVie Inc.	2.300%	11/21/22	247,500	253,395
	AbbVie Inc.	2.850%	5/14/23	2,900	3,029
	AbbVie Inc.	3.750%	11/14/23	24,275	26,154
7	AbbVie Inc.	2.600%	11/21/24	186,150	193,736
	Actavis Inc.	3.250%	10/1/22	11,900	12,220
	Allergan Funding SCS	3.450%	3/15/22	52,900	54,349
	Allergan Funding SCS	3.850%	6/15/24	56,807	60,073
	Allergan Inc.	2.800%	3/15/23	8,647	8,814
7	Allergan Sales LLC	5.000%	12/15/21	29,690	31,114
	Altria Group Inc.	3.490%	2/14/22	153,750	158,738
	Altria Group Inc.	2.850%	8/9/22	24,480	25,178
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,373
	Amgen Inc.	3.875%	11/15/21	5,883	6,073
	Amgen Inc.	2.700%	5/1/22	16,240	16,739
	Amgen Inc.	2.650%	5/11/22	30,800	31,697
	Amgen Inc.	3.625%	5/15/22	7,200	7,505
	Amgen Inc.	1.900%	2/21/25	19,500	19,961
	Amgen Inc.	3.125%	5/1/25	3,900	4,196
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	37,978	40,062
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,367	4,500
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	98,496	109,697
	Aramark Services Inc.	4.750%	6/1/26	1,440	1,375
7	Aramark Services Inc.	5.000%	2/1/28	1,100	1,059
	AstraZeneca plc	2.375%	6/12/22	2,810	2,876
	AstraZeneca plc	3.500%	8/17/23	9,645	10,320
	AstraZeneca plc	3.375%	11/16/25	10,000	11,065
	BAT Capital Corp.	2.764%	8/15/22	136,300	138,186
	BAT Capital Corp.	3.222%	8/15/24	45,806	47,428
	BAT Capital Corp.	4.700%	4/2/27	10,000	10,983
8	BAT International Finance plc	4.875%	2/24/21	13,350	15,118
10	BAT International Finance plc	1.750%	7/5/21	14,538	18,270
7	BAT International Finance plc	3.250%	6/7/22	41,373	42,149
7	Bausch Health Cos. Inc.	6.500%	3/15/22	5,804	5,920
7	Bausch Health Cos. Inc.	7.000%	3/15/24	7,280	7,517
7	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,886
7	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,213
7	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,139
7	Bausch Health Cos. Inc.	5.000%	1/30/28	935	898
	Baxalta Inc.	3.600%	6/23/22	1,984	2,078
	Baxter International Inc.	1.700%	8/15/21	21,900	22,066
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	35,373
	Becton Dickinson & Co.	2.894%	6/6/22	12,725	13,054
	Becton Dickinson & Co.	3.363%	6/6/24	50,638	53,486
8	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	65,491	70,826
	Biogen Inc.	3.625%	9/15/22	37,267	39,338
	Boston Scientific Corp.	3.450%	3/1/24	24,165	25,375
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	76,975	78,217
7	Bristol-Myers Squibb Co.	2.250%	8/15/21	8,234	8,319
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	206,190	212,881

Bristol-Myers Squibb Co.	2.000%	8/1/22	4,400	4,488
7 Bristol-Myers Squibb Co.	3.250%	8/15/22	63,902	67,181
7 Bristol-Myers Squibb Co.	3.550%	8/15/22	38,846	41,066
7 Bristol-Myers Squibb Co.	2.750%	2/15/23	48,084	49,362
7 Bristol-Myers Squibb Co.	3.250%	2/20/23	19,050	19,828
7 Bristol-Myers Squibb Co.	3.625%	5/15/24	29,017	31,477
7 Bristol-Myers Squibb Co.	2.900%	7/26/24	40,000	42,622
Campbell Soup Co.	3.650%	3/15/23	40,207	42,506
Cigna Corp.	3.400%	9/17/21	20,000	20,546
7 Cigna Corp.	3.900%	2/15/22	28,500	29,686
7 Cigna Corp.	3.050%	11/30/22	38,085	38,469
7 Cigna Corp.	3.000%	7/15/23	53,400	55,562
Cigna Corp.	3.750%	7/15/23	54,310	57,928
Cigna Corp.	4.125%	11/15/25	41,500	46,380
Coca-Cola Co.	2.200%	5/25/22	1,840	1,897
8 Coca-Cola Co.	0.125%	9/22/22	9,700	10,647
Coca-Cola Co.	1.750%	9/6/24	6,200	6,411
Colgate-Palmolive Co.	2.300%	5/3/22	1,550	1,595
Colgate-Palmolive Co.	2.100%	5/1/23	3,000	3,125
CommonSpirit Health	4.200%	8/1/23	1,900	1,964
CommonSpirit Health	2.760%	10/1/24	31,845	31,280
Conagra Brands Inc.	4.950%	8/15/20	2,679	2,700
Constellation Brands Inc.	2.650%	11/7/22	14,800	15,076
Constellation Brands Inc.	4.250%	5/1/23	70,704	75,556
Covidien International Finance SA	3.200%	6/15/22	13,200	13,778
CVS Health Corp.	3.350%	3/9/21	136,532	138,874
CVS Health Corp.	2.125%	6/1/21	34,153	34,433
CVS Health Corp.	3.500%	7/20/22	27,981	29,102
CVS Health Corp.	2.750%	12/1/22	44,825	46,393
CVS Health Corp.	3.700%	3/9/23	371,205	393,128
CVS Health Corp.	4.000%	12/5/23	53,500	57,790
CVS Health Corp.	2.625%	8/15/24	33,100	34,498
CVS Health Corp.	4.100%	3/25/25	21,000	23,173
DaVita Inc.	5.125%	7/15/24	2,809	2,851
DaVita Inc.	5.000%	5/1/25	400	405
DH Europe Finance II Sarl	2.050%	11/15/22	72,600	73,661
DH Europe Finance II Sarl	2.200%	11/15/24	63,416	65,037
8 DH Europe Finance SA	1.700%	1/4/22	9,000	10,038
8 Diageo Finance plc	0.250%	10/22/21	24,145	26,293
Eli Lilly & Co.	2.350%	5/15/22	2,380	2,458
Encompass Health Corp.	4.500%	2/1/28	700	700
Estee Lauder Cos. Inc.	2.000%	12/1/24	9,750	10,077
Express Scripts Holding Co.	2.600%	11/30/20	11,093	11,153
9 FBG Finance Pty Ltd.	3.750%	8/7/20	18,740	12,273
General Mills Inc.	2.600%	10/12/22	27,900	28,588
Gilead Sciences Inc.	4.400%	12/1/21	9,197	9,634
Gilead Sciences Inc.	3.250%	9/1/22	31,061	32,225
Gilead Sciences Inc.	2.500%	9/1/23	17,875	18,713
Gilead Sciences Inc.	3.700%	4/1/24	51,558	56,320
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,129	11,919
GlaxoSmithKline Capital plc	3.125%	5/14/21	2,275	2,328
GlaxoSmithKline Capital plc	2.875%	6/1/22	253,835	263,382
GlaxoSmithKline Capital plc	3.000%	6/1/24	33,589	36,044
7 Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,431
Grupo Bimbo SAB de CV	4.500%	1/25/22	8,508	8,703
HCA Inc.	5.000%	3/15/24	86,830	94,319
HCA Inc.	5.375%	2/1/25	5,023	5,400
HCA Inc.	5.375%	9/1/26	1,330	1,440

HCA Inc.	3.500%	9/1/30	3,052	2,926
7 Hill-Rom Holdings Inc.	4.375%	9/15/27	2,980	3,047
7 Hologic Inc.	4.375%	10/15/25	12,135	12,256
Johnson & Johnson	2.250%	3/3/22	1,840	1,899
Kellogg Co.	3.125%	5/17/22	8,900	9,162
Kellogg Co.	2.650%	12/1/23	8,000	8,306
Keurig Dr Pepper Inc.	3.551%	5/25/21	125,587	128,268
Keurig Dr Pepper Inc.	4.057%	5/25/23	82,400	88,268
Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,035
Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,226
7 Kraft Heinz Foods Co.	3.750%	4/1/30	3,052	3,098
Kroger Co.	2.600%	2/1/21	39,050	39,367
Kroger Co.	2.950%	11/1/21	33,537	34,385
Kroger Co.	3.400%	4/15/22	3,900	4,040
Kroger Co.	2.800%	8/1/22	38,928	40,055
Kroger Co.	3.850%	8/1/23	7,800	8,385
Kroger Co.	4.000%	2/1/24	13,700	14,819
Laboratory Corp. of America Holdings	3.750%	8/23/22	55,205	57,686
Laboratory Corp. of America Holdings	3.250%	9/1/24	7,780	8,237
7 Lamb Weston Holdings Inc.	4.625%	11/1/24	7,283	7,429
7 Lamb Weston Holdings Inc.	4.875%	11/1/26	1,924	1,934
McCormick & Co. Inc.	2.700%	8/15/22	5,900	6,037
McCormick & Co. Inc.	3.150%	8/15/24	10,250	10,797
McKesson Corp.	2.700%	12/15/22	70,452	71,785
McKesson Corp.	2.850%	3/15/23	24,315	24,836
McKesson Corp.	3.796%	3/15/24	33,765	36,044
8 Medtronic Global Holdings SCA	0.000%	3/7/21	58,295	63,665
Medtronic Inc.	3.150%	3/15/22	1,670	1,745
Medtronic Inc.	2.750%	4/1/23	1,455	1,520
Merck & Co. Inc.	2.800%	5/18/23	90	96
Merck & Co. Inc.	2.900%	3/7/24	4,500	4,853
7 Mondelez International Holdings Netherlands BV	2.250%	9/19/24	34,180	34,883
Mondelez International Inc.	2.125%	4/13/23	13,550	13,820
Mondelez International Inc.	1.500%	5/4/25	30,000	29,839
7 Mylan Inc.	3.125%	1/15/23	27,015	27,285
Mylan NV	3.150%	6/15/21	38,500	38,690
8 Mylan NV	2.250%	11/22/24	7,080	7,907
Novartis Capital Corp.	2.400%	5/17/22	3,550	3,670
Novartis Capital Corp.	2.400%	9/21/22	6,400	6,633
Novartis Capital Corp.	3.400%	5/6/24	2,520	2,752
Novartis Capital Corp.	1.750%	2/14/25	1,500	1,549
Novartis Capital Corp.	3.000%	11/20/25	1,348	1,474
PepsiCo Inc.	2.250%	3/19/25	48,500	51,268
7 Performance Food Group Inc.	5.500%	6/1/24	3,371	3,287
7 Performance Food Group Inc.	6.875%	5/1/25	997	1,012
7 Performance Food Group Inc.	5.500%	10/15/27	2,807	2,653
7 Pernod Ricard SA	5.750%	4/7/21	23,150	24,108
7 Pernod Ricard SA	4.450%	1/15/22	11,785	12,344
7 Pernod Ricard SA	4.250%	7/15/22	18,900	19,914
Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	339
Pfizer Inc.	3.000%	9/15/21	10,000	10,311
Pfizer Inc.	3.000%	6/15/23	3,750	3,986
Pfizer Inc.	2.950%	3/15/24	780	837
Philip Morris International Inc.	2.500%	8/22/22	19,354	20,011
Philip Morris International Inc.	2.500%	11/2/22	22,005	22,770
Philip Morris International Inc.	2.625%	3/6/23	7,200	7,498
Philip Morris International Inc.	1.125%	5/1/23	23,000	22,955
Philip Morris International Inc.	2.125%	5/10/23	10,600	10,843

Philip Morris International Inc.	1.500%	5/1/25	15,000	14,951
7 Post Holdings Inc.	5.750%	3/1/27	700	717
7 Post Holdings Inc.	4.625%	4/15/30	885	867
Procter & Gamble Co.	2.450%	3/25/25	32,200	34,452
Quest Diagnostics Inc.	4.700%	4/1/21	3,900	4,010
7 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	176,448	179,866
7 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	102,610	105,820
Reynolds American Inc.	4.000%	6/12/22	49,809	51,811
Reynolds American Inc.	4.450%	6/12/25	2,345	2,546
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	263,895	267,853
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	77,255	80,462
SSM Health Care Corp.	3.688%	6/1/23	21,250	22,136
Sysco Corp.	5.650%	4/1/25	13,000	14,576
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	174,970	182,009
7 Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	36,300	36,996
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	38,836	42,502
7 Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,518
7 Tenet Healthcare Corp.	7.500%	4/1/25	660	710
7 Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,188
Thermo Fisher Scientific Inc.	3.000%	4/15/23	27,000	28,413
Thermo Fisher Scientific Inc.	4.133%	3/25/25	5,517	6,219
Tyson Foods Inc.	4.500%	6/15/22	22,599	23,895
Tyson Foods Inc.	3.900%	9/28/23	20,328	21,847
Tyson Foods Inc.	3.950%	8/15/24	48,199	52,839
Unilever Capital Corp.	2.600%	5/5/24	57,165	60,151
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,287
Zoetis Inc.	3.250%	2/1/23	12,665	13,223

Energy (6.5%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	63,714	63,632
BP Capital Markets America Inc.	3.245%	5/6/22	56,620	58,247
BP Capital Markets America Inc.	2.520%	9/19/22	26,125	26,522
BP Capital Markets America Inc.	2.937%	4/6/23	33,895	34,940
BP Capital Markets America Inc.	2.750%	5/10/23	65,915	67,350
BP Capital Markets America Inc.	3.216%	11/28/23	49,625	51,631
BP Capital Markets America Inc.	3.790%	2/6/24	59,166	62,590
BP Capital Markets America Inc.	3.224%	4/14/24	47,038	49,090
BP Capital Markets plc	3.062%	3/17/22	1,465	1,498
BP Capital Markets plc	3.814%	2/10/24	35,810	37,931
Buckeye Partners LP	4.150%	7/1/23	3,230	3,012
Canadian Natural Resources Ltd.	2.950%	1/15/23	39,634	39,139
Cenovus Energy Inc.	3.000%	8/15/22	9,971	8,774
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	90,329	96,652
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	53,083	54,676
Cimarex Energy Co.	4.375%	6/1/24	6,805	6,244
Concho Resources Inc.	4.375%	1/15/25	13,666	13,529
ConocoPhillips Co.	2.400%	12/15/22	23,248	23,656
Diamondback Energy Inc.	2.875%	12/1/24	46,585	42,567
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,134
Enbridge Energy Partners LP	5.875%	10/15/25	10,441	10,994
Enbridge Inc.	4.000%	10/1/23	20,400	21,012
Enbridge Inc.	2.500%	1/15/25	25,250	24,611
Energy Transfer Operating LP	4.650%	6/1/21	35,235	35,059
Energy Transfer Operating LP	5.200%	2/1/22	41,415	41,570
Energy Transfer Operating LP	3.600%	2/1/23	2,416	2,344
Energy Transfer Operating LP	4.250%	3/15/23	39,423	39,078
Energy Transfer Operating LP	4.200%	9/15/23	41,572	40,637

Energy Transfer Operating LP	5.875%	1/15/24	20,842	21,571
Energy Transfer Operating LP	4.900%	2/1/24	40,324	40,122
Energy Transfer Operating LP	4.500%	4/15/24	37,544	37,216
7 Eni SPA	4.000%	9/12/23	77,305	78,755
Enterprise Products Operating LLC	3.500%	2/1/22	64,671	66,122
Enterprise Products Operating LLC	3.900%	2/15/24	28,502	30,220
EOG Resources Inc.	2.625%	3/15/23	19,350	19,849
EQT Corp.	3.000%	10/1/22	6,890	6,442
Exxon Mobil Corp.	1.571%	4/15/23	72,605	73,405
Exxon Mobil Corp.	2.019%	8/16/24	58,205	59,572
Exxon Mobil Corp.	2.992%	3/19/25	26,395	28,160
Husky Energy Inc.	3.950%	4/15/22	1,410	1,375
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,855	4,946
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,597	12,785
Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,787
Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	79,992
Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	33,031
Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,306
Kinder Morgan Energy Partners LP	4.150%	2/1/24	8,015	8,415
Kinder Morgan Energy Partners LP	4.300%	5/1/24	15,709	16,502
Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,437
7 Kinder Morgan Inc.	5.000%	2/15/21	29,644	29,805
Kinder Morgan Inc.	3.150%	1/15/23	75,891	77,409
7 Kinder Morgan Inc.	5.625%	11/15/23	20,795	22,687
Marathon Oil Corp.	2.800%	11/1/22	82,425	76,861
Marathon Petroleum Corp.	3.400%	12/15/20	24,525	24,409
Marathon Petroleum Corp.	5.125%	3/1/21	28,926	29,179
Marathon Petroleum Corp.	4.500%	5/1/23	76,000	76,095
Marathon Petroleum Corp.	4.750%	12/15/23	45,572	45,857
Marathon Petroleum Corp.	3.625%	9/15/24	15,520	14,938
7 MEG Energy Corp.	6.500%	1/15/25	3,748	3,017
7 Midwest Connector Capital Co. LLC	3.625%	4/1/22	54,208	52,997
7 Midwest Connector Capital Co. LLC	3.900%	4/1/24	39,743	39,112
7 MPLX LP	3.500%	12/1/22	41,490	40,978
MPLX LP	3.375%	3/15/23	15,115	14,756
MPLX LP	4.500%	7/15/23	2,230	2,230
MPLX LP	4.875%	12/1/24	29,939	29,527
Newfield Exploration Co.	5.750%	1/30/22	19,510	16,779
Newfield Exploration Co.	5.625%	7/1/24	8,776	6,187
Noble Energy Inc.	3.900%	11/15/24	17,750	16,019
Occidental Petroleum Corp.	4.850%	3/15/21	4,975	4,776
Occidental Petroleum Corp.	2.600%	8/13/21	49,665	46,437
Occidental Petroleum Corp.	3.125%	2/15/22	27,366	24,766
Occidental Petroleum Corp.	2.600%	4/15/22	2,470	2,174
Occidental Petroleum Corp.	2.700%	8/15/22	81,332	70,759
ONEOK Inc.	2.750%	9/1/24	28,145	25,260
ONEOK Inc.	2.200%	9/15/25	5,800	4,995
ONEOK Partners LP	3.375%	10/1/22	4,801	4,651
ONEOK Partners LP	5.000%	9/15/23	10,058	9,968
Ovintiv Inc.	3.900%	11/15/21	4,860	4,404
7 Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,900	1,672
7 Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	970	854
Phillips 66	4.300%	4/1/22	51,498	53,553
Phillips 66	3.700%	4/6/23	11,185	11,542
Pioneer Natural Resources Co.	3.950%	7/15/22	1,124	1,137
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	20,908	20,647

Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	29,874	29,463
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	10,132	9,727
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	11,437	10,694
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	83,408	84,868
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	85,463	85,890
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	63,587	63,619
Sabine Pass Liquefaction LLC	5.625%	2/1/21	66,695	66,695
Sabine Pass Liquefaction LLC	6.250%	3/15/22	48,538	50,067
Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	86,806
Sabine Pass Liquefaction LLC	5.750%	5/15/24	48,939	51,264
Sabine Pass Liquefaction LLC	5.625%	3/1/25	46,197	48,391
Shell International Finance BV	2.250%	1/6/23	30,582	31,090
Shell International Finance BV	3.400%	8/12/23	3,880	4,098
Shell International Finance BV	2.000%	11/7/24	126,105	127,196
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	6,395	6,411
Spectra Energy Partners LP	3.500%	3/15/25	11,985	12,220
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	54,012	53,877
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	16,340	15,789
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	43,668	42,685
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.750%	3/15/24	2,910	2,750
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,584
Total Capital Canada Ltd.	2.750%	7/15/23	44,689	46,397
Total Capital International SA	2.875%	2/17/22	10,423	10,644
Total Capital International SA	2.700%	1/25/23	12,055	12,427
Total Capital International SA	3.700%	1/15/24	20,825	22,301
Total Capital International SA	2.434%	1/10/25	45,575	46,744
TransCanada PipeLines Ltd.	2.500%	8/1/22	60,016	59,615
TransCanada PipeLines Ltd.	3.750%	10/16/23	28,292	29,407
Valero Energy Corp.	2.700%	4/15/23	18,500	18,469
Western Midstream Operating LP	3.100%	2/1/25	14,555	13,281
Western Midstream Operating LP	4.050%	2/1/30	5,530	5,046
Williams Cos. Inc.	4.125%	11/15/20	35,615	35,721
Williams Cos. Inc.	7.875%	9/1/21	3,900	4,139
Williams Cos. Inc.	4.000%	11/15/21	11,585	11,715
Williams Cos. Inc.	3.600%	3/15/22	87,852	88,731
Williams Cos. Inc.	3.350%	8/15/22	9,730	9,742
Williams Cos. Inc.	3.700%	1/15/23	22,014	22,179
Williams Cos. Inc.	4.550%	6/24/24	13,922	14,479
Williams Cos. Inc.	3.900%	1/15/25	1,332	1,354
WPX Energy Inc.	4.500%	1/15/30	1,775	1,451

Other Industrial (0.2%)
8 CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	14,550	16,126
7 CK Hutchison International 17 II Ltd.	2.250%	9/29/20	95,155	95,274

Technology (3.8%)
Adobe Inc.	1.700%	2/1/23	10,815	11,083
Apple Inc.	2.850%	5/6/21	1,940	1,983
Apple Inc.	2.150%	2/9/22	970	995

Apple Inc.	2.300%	5/11/22	6,000	6,191
Apple Inc.	2.400%	1/13/23	9,900	10,343
Apple Inc.	2.850%	2/23/23	39,970	42,148
Apple Inc.	2.400%	5/3/23	34,969	36,457
Apple Inc.	3.000%	2/9/24	23,205	24,909
Apple Inc.	3.450%	5/6/24	31,296	34,439
Apple Inc.	2.850%	5/11/24	99,570	106,658
Apple Inc.	2.750%	1/13/25	24,430	26,375
Apple Inc.	3.200%	5/13/25	12,395	13,721
7 Broadcom Inc.	3.125%	10/15/22	62,200	64,508
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	860	869
CDW LLC / CDW Finance Corp.	5.000%	9/1/25	1,516	1,554
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,165	2,160
Cisco Systems Inc.	2.600%	2/28/23	2,745	2,877
7 CommScope Finance LLC	5.500%	3/1/24	2,542	2,542
7 CommScope Finance LLC	8.250%	3/1/27	612	588
7 CommScope Inc.	6.000%	3/1/26	3,519	3,519
7 Dell International LLC / EMC Corp.	4.420%	6/15/21	72,651	73,980
7 Dell International LLC / EMC Corp.	4.000%	7/15/24	9,725	9,869
DXC Technology Co.	4.000%	4/15/23	19,359	19,392
Equifax Inc.	2.600%	12/1/24	29,100	29,370
8 Fidelity National Information Services Inc.	0.125%	5/21/21	19,400	21,100
8 Fidelity National Information Services Inc.	0.125%	12/3/22	32,000	34,607
Fidelity National Information Services Inc.	3.500%	4/15/23	23,200	24,620
Fiserv Inc.	3.800%	10/1/23	2,528	2,742
Fiserv Inc.	2.750%	7/1/24	162,005	170,454
Global Payments Inc.	3.800%	4/1/21	49,370	49,957
Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,280
IBM Credit LLC	2.200%	9/8/22	5,690	5,865
IBM Credit LLC	3.000%	2/6/23	750	791
Intel Corp.	3.100%	7/29/22	2,330	2,460
Intel Corp.	3.400%	3/25/25	29,025	32,031
Intel Corp.	3.700%	7/29/25	9,600	10,785
International Business Machines Corp.	2.500%	1/27/22	24,000	24,630
International Business Machines Corp.	2.850%	5/13/22	242,092	251,684
International Business Machines Corp.	1.875%	8/1/22	11,415	11,701
8 International Business Machines Corp.	0.375%	1/31/23	19,400	21,272
International Business Machines Corp.	3.375%	8/1/23	5,951	6,417
International Business Machines Corp.	3.000%	5/15/24	72,655	77,805
Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	30,274
Microsoft Corp.	2.400%	2/6/22	580	596
Microsoft Corp.	2.375%	2/12/22	5,000	5,157
Microsoft Corp.	2.875%	2/6/24	1,920	2,066
7 NCR Corp.	8.125%	4/15/25	435	460
7 NXP BV / NXP Funding LLC	3.875%	9/1/22	99,789	103,406
7 NXP BV / NXP Funding LLC	4.625%	6/1/23	19,500	20,755
7 NXP BV / NXP Funding LLC	4.875%	3/1/24	46,625	50,627
Oracle Corp.	2.500%	10/15/22	9,800	10,147
Oracle Corp.	2.625%	2/15/23	56,931	59,549
Oracle Corp.	3.625%	7/15/23	8,000	8,657
Oracle Corp.	2.400%	9/15/23	140,318	146,761
Oracle Corp.	2.500%	4/1/25	38,420	40,530
PayPal Holdings Inc.	2.200%	9/26/22	116,323	118,387
7 Qorvo Inc.	4.375%	10/15/29	1,050	1,045
QUALCOMM Inc.	2.600%	1/30/23	107,050	111,757
QUALCOMM Inc.	3.450%	5/20/25	38,800	42,634
7 Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,378
7 SS&C Technologies Inc.	5.500%	9/30/27	2,023	2,084

	Texas Instruments Inc.	1.850%	5/15/22	800	816
	Texas Instruments Inc.	2.250%	5/1/23	1,455	1,522
	Texas Instruments Inc.	1.375%	3/12/25	1,120	1,132
	Tyco Electronics Group SA	4.875%	1/15/21	6,020	6,160
	Tyco Electronics Group SA	3.500%	2/3/22	52,968	54,784
	Tyco Electronics Group SA	3.450%	8/1/24	18,037	18,904
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	12,928
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,741
	VMware Inc.	2.300%	8/21/20	29,350	29,516
	VMware Inc.	2.950%	8/21/22	47,867	48,638
	Western Digital Corp.	4.750%	2/15/26	5,411	5,519

	Transportation (1.5%)
7	Air Canada	7.750%	4/15/21	58,823	57,794
4,7	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	7,637	7,655
9	Aurizon Network Pty Ltd.	5.750%	10/28/20	23,510	15,632
9	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	6,265
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,700	5,891
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,220	7,883
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	11,420	12,464
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	6,335	6,900
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	2,560	2,729
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,610	1,789
	Canadian National Railway Co.	2.850%	12/15/21	4,800	4,896
	Canadian Pacific Railway Co.	2.900%	2/1/25	1,780	1,848
7	Cargo Aircraft Management Inc.	4.750%	2/1/28	1,576	1,462
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,364	1,357
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	3,873	3,747
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	3,220	3,140
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,958	1,855
	CSX Corp.	3.700%	11/1/23	6,253	6,714
	CSX Corp.	3.400%	8/1/24	37,400	40,396
4	CSX Transportation Inc.	6.251%	1/15/23	2,104	2,319
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	4,064	3,881
4	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	5,086	4,781
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,233	2,211
	Delta Air Lines Inc.	3.800%	4/19/23	21,757	18,439
	Delta Air Lines Inc.	2.900%	10/28/24	19,405	15,233
7	Delta Air Lines Inc.	7.000%	5/1/25	12,030	12,361
7	ERAC USA Finance LLC	2.600%	12/1/21	7,215	7,153
7	ERAC USA Finance LLC	3.300%	10/15/22	34,000	34,098
7	ERAC USA Finance LLC	2.700%	11/1/23	21,000	20,696
	FedEx Corp.	3.400%	1/14/22	22,155	22,881
4,7	Heathrow Funding Ltd.	4.875%	7/15/23	44,470	45,191
	Norfolk Southern Corp.	3.250%	12/1/21	2,900	2,969
	Norfolk Southern Corp.	2.903%	2/15/23	5,235	5,442
	Norfolk Southern Corp.	3.650%	8/1/25	3,242	3,550
7	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.200%	7/15/20	4,200	4,201

7 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.300%	4/1/21	34,000	34,316
9 Qantas Airways Ltd.	7.500%	6/11/21	41,500	27,514
9 Qantas Airways Ltd.	7.750%	5/19/22	37,020	25,504
Ryder System Inc.	2.875%	6/1/22	43,650	43,566
Ryder System Inc.	2.500%	9/1/22	14,200	14,190
Ryder System Inc.	3.650%	3/18/24	72,895	74,793
Southwest Airlines Co.	2.750%	11/16/22	29,000	28,443
Southwest Airlines Co.	5.250%	5/4/25	6,330	6,322
4 UAL 2007-1 Pass Through Trust	6.636%	7/2/22	14,314	12,363
Union Pacific Corp.	3.200%	6/8/21	8,000	8,169
Union Pacific Corp.	2.950%	3/1/22	78,305	81,115
Union Pacific Corp.	4.163%	7/15/22	6,500	6,902
Union Pacific Corp.	2.950%	1/15/23	22,500	23,348
Union Pacific Corp.	3.500%	6/8/23	19,249	20,460
Union Pacific Corp.	3.646%	2/15/24	9,600	10,334
Union Pacific Corp.	3.150%	3/1/24	34,960	37,339
United Parcel Service Inc.	2.350%	5/16/22	8,000	8,275
United Parcel Service Inc.	2.450%	10/1/22	28,300	29,392
4 US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	5,064	3,697
9 WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	6,621
				21,496,832
Utilities (4.1%)
Electric (4.0%)
AEP Texas Inc.	2.400%	10/1/22	22,670	23,159
Ameren Corp.	2.500%	9/15/24	32,940	34,010
Ameren Illinois Co.	2.700%	9/1/22	7,234	7,440
Baltimore Gas & Electric Co.	3.500%	11/15/21	9,535	9,563
Baltimore Gas & Electric Co.	2.800%	8/15/22	19,895	20,437
Baltimore Gas & Electric Co.	3.350%	7/1/23	10,307	10,913
Berkshire Hathaway Energy Co.	2.375%	1/15/21	25,628	25,851
Berkshire Hathaway Energy Co.	2.800%	1/15/23	60,050	62,433
Berkshire Hathaway Energy Co.	3.750%	11/15/23	70,669	76,779
7 Berkshire Hathaway Energy Co.	4.050%	4/15/25	5,500	6,186
7 Calpine Corp.	4.500%	2/15/28	4,030	3,899
7 Calpine Corp.	5.125%	3/15/28	3,040	2,964
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,500	1,511
CenterPoint Energy Inc.	3.600%	11/1/21	39,595	40,727
CenterPoint Energy Inc.	2.500%	9/1/22	25,930	26,249
CenterPoint Energy Inc.	3.850%	2/1/24	4,935	5,254
Connecticut Light & Power Co.	2.500%	1/15/23	27,460	28,464
Consumers Energy Co.	3.375%	8/15/23	6,850	7,330
Dominion Energy Inc.	2.750%	9/15/22	35,582	35,853
7 Dominion Energy Inc.	2.450%	1/15/23	1,890	1,939
Dominion Energy Inc.	3.300%	3/15/25	6,230	6,619
DTE Electric Co.	3.900%	6/1/21	14,230	14,529
DTE Electric Co.	2.650%	6/15/22	970	992
DTE Energy Co.	2.600%	6/15/22	38,240	38,419
DTE Energy Co.	3.300%	6/15/22	32,818	33,751
DTE Energy Co.	2.250%	11/1/22	80,850	82,372
DTE Energy Co.	3.700%	8/1/23	67,545	71,249
DTE Energy Co.	3.850%	12/1/23	5,227	5,547
Duke Energy Corp.	3.227%	3/11/22	290,625	299,480
Duke Energy Corp.	3.950%	10/15/23	13,291	14,289
Duke Energy Corp.	3.750%	4/15/24	6,641	7,223
8 E.ON SE	0.000%	10/24/22	19,590	21,305
7 EDP Finance BV	5.250%	1/14/21	71,670	73,193

	Entergy Arkansas Inc.	3.750%	2/15/21	8,520	8,648
	Entergy Arkansas Inc.	3.050%	6/1/23	7,190	7,522
	Entergy Corp.	4.000%	7/15/22	41,151	43,518
	Entergy Louisiana LLC	4.800%	5/1/21	12,415	12,769
	Entergy Louisiana LLC	3.300%	12/1/22	6,710	7,040
	Entergy Louisiana LLC	4.050%	9/1/23	9,330	10,076
	Evergy Inc.	2.450%	9/15/24	48,500	50,162
	Exelon Corp.	2.450%	4/15/21	8,638	8,699
	Exelon Generation Co. LLC	3.400%	3/15/22	7,500	7,688
	FirstEnergy Corp.	2.850%	7/15/22	96,323	99,303
	FirstEnergy Corp.	4.250%	3/15/23	71,576	76,128
7	FirstEnergy Transmission LLC	4.350%	1/15/25	21,743	23,869
	Florida Power & Light Co.	2.750%	6/1/23	1,180	1,233
	Florida Power & Light Co.	2.850%	4/1/25	16,510	17,887
	Georgia Power Co.	2.400%	4/1/21	50,514	50,957
8	innogy Finance BV	6.500%	8/10/21	12,600	14,885
	ITC Holdings Corp.	2.700%	11/15/22	29,250	29,901
	LG&E & KU Energy LLC	4.375%	10/1/21	9,505	9,677
	MidAmerican Energy Co.	3.700%	9/15/23	5,335	5,680
	MidAmerican Energy Co.	3.500%	10/15/24	200	218
	National Rural Utilities Cooperative Finance
	Corp.	1.750%	1/21/22	44,165	44,624
	National Rural Utilities Cooperative Finance
	Corp.	2.400%	4/25/22	1,650	1,688
	National Rural Utilities Cooperative Finance
	Corp.	2.700%	2/15/23	9,777	10,146
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	71,085	73,531
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	202,344	210,729
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,820	6,046
	Northern States Power Co.	2.600%	5/15/23	10,980	11,390
	NRG Energy Inc.	7.250%	5/15/26	14,552	15,643
	NSTAR Electric Co.	3.500%	9/15/21	16,700	17,033
	NSTAR Electric Co.	2.375%	10/15/22	19,155	19,605
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	7,500	7,882
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	48,545	51,570
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,452	11,235
	PECO Energy Co.	3.150%	10/15/25	3,885	4,209
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,134
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,548
	Progress Energy Inc.	4.400%	1/15/21	58,514	59,317
	Progress Energy Inc.	3.150%	4/1/22	17,667	18,128
	Public Service Electric & Gas Co.	2.375%	5/15/23	2,660	2,763
	Public Service Electric & Gas Co.	3.250%	9/1/23	3,330	3,563
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,491
	Public Service Enterprise Group Inc.	2.875%	6/15/24	53,918	56,914
	Puget Energy Inc.	6.500%	12/15/20	15,190	15,558
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,305
	Puget Energy Inc.	5.625%	7/15/22	47,334	49,631
	Southwestern Electric Power Co.	3.550%	2/15/22	16,040	16,555
	Tampa Electric Co.	5.400%	5/15/21	12,630	13,022
9	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	16,659
6,9	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	0.434%	1/15/22	56,190	35,743
	Virginia Electric & Power Co.	3.450%	9/1/22	24,565	25,667
	Virginia Electric & Power Co.	2.750%	3/15/23	4,599	4,788
	Virginia Electric & Power Co.	3.450%	2/15/24	11,684	12,479
7	Vistra Operations Co. LLC	5.500%	9/1/26	880	904
7	Vistra Operations Co. LLC	5.625%	2/15/27	880	913

7	Vistra Operations Co. LLC	5.000%	7/31/27	2,125	2,162

	Natural Gas (0.1%)
7	Engie SA	2.875%	10/10/22	7,269	7,433
	Sempra Energy	2.900%	2/1/23	16,585	17,143
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,668
					2,454,608
Total Corporate Bonds (Cost $39,524,753)					40,137,212
Sovereign Bonds (5.3%)
7	Abu Dhabi National Energy Co. PJSC	4.875%	4/23/30	4,600	5,046
	Arab Petroleum Investments Corp.	4.125%	9/18/23	19,318	20,097
	Arab Republic of Egypt	8.700%	3/1/49	2,600	2,326
7	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,129
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,919
7	Banco del Estado de Chile	2.704%	1/9/25	8,050	7,612
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,483
7	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	16,233
7	Bermuda	4.138%	1/3/23	6,000	6,057
7	Bermuda	4.854%	2/6/24	2,861	2,970
7	BNG Bank NV	2.125%	12/14/20	36,883	37,212
7	BOC Aviation Ltd.	2.375%	9/15/21	29,210	29,134
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,533
7	CDP Financial Inc.	3.150%	7/24/24	24,580	26,718
	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	43,545	45,050
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	6,100	6,100
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,163	18,181
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	31,319	33,535
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,223
	Comision Federal de Electricidad	4.875%	5/26/21	10,200	10,206
	Corp. Andina de Fomento	2.200%	7/18/20	40,281	40,356
	Corp. Andina de Fomento	4.375%	6/15/22	17,129	18,049
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,523	4,647
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	13,150	13,470
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	18,465	19,236
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	38,148
7	Dexia Credit Local SA	2.500%	1/25/21	97,550	98,881
7,14 Dexia Credit Local SA		1.875%	9/15/21	9,765	9,923
7	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,959
4	Dominican Republic	7.500%	5/6/21	3,413	3,398
	Dominican Republic	6.600%	1/28/24	4,125	4,024
	Dominican Republic	6.400%	6/5/49	200	164
7	Dominican Republic	5.875%	1/30/60	16,303	12,835
	Ecopetrol SA	6.875%	4/29/30	10,062	10,376
7	Electricite de France SA	4.500%	9/21/28	16,050	18,388
7	Emirate of Abu Dhabi	2.125%	9/30/24	189,450	191,650
7	Emirate of Abu Dhabi	2.500%	4/16/25	23,000	23,672
	Empresa Nacional del Petroleo	4.750%	12/6/21	7,877	7,977
	Empresa Nacional del Petroleo	4.375%	10/30/24	9,675	9,729
	Empresa Nacional del Petroleo	3.750%	8/5/26	8,245	7,947
4	Empresa Nacional del Petroleo	5.250%	11/6/29	7,686	8,040
	Equinor ASA	2.900%	11/8/20	10,000	10,025
	Equinor ASA	3.150%	1/23/22	2,000	2,052
	Export-Import Bank of India	2.750%	8/12/20	5,317	5,316
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	20,097
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,037
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,556
4	Federative Republic of Brazil	4.750%	1/14/50	5,800	5,191

	Fondo MIVIVIENDA SA	3.500%	1/31/23	19,570	19,593
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	9,480	10,061
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,969
7	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	35,175	35,659
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	4,800	4,836
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	7,050	7,113
6	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	2.484%	11/8/20	20,000	19,992
6,15 Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	1.499%	7/21/20	5,856	5,863
15	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	9,750	9,964
7	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,891
	Kingdom of Morocco	4.250%	12/11/22	9,695	10,081
7	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,631
	Kingdom of Saudi Arabia	2.375%	10/26/21	71,255	71,989
	Korea Development Bank	4.625%	11/16/21	2,795	2,927
	Korea Development Bank	3.250%	2/19/24	12,205	12,916
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,139
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,320
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,570
7	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,635
	Korea Western Power Co. Ltd.	2.375%	7/22/22	9,809	9,961
	KSA Sukuk Ltd.	2.894%	4/20/22	39,901	40,684
16	KSA Sukuk Ltd.	3.628%	4/20/27	27,375	28,719
	North American Development Bank	2.400%	10/26/22	2,700	2,804
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,524	54,856
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	6,289
4	Oriental Republic of Uruguay	4.500%	8/14/24	6,037	6,386
	Pertamina Persero PT	4.875%	5/3/22	31,389	32,189
	Pertamina Persero PT	4.300%	5/20/23	5,550	5,654
	Perusahaan Listrik Negara PT	5.500%	11/22/21	23,156	23,677
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	7,275	7,302
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	21,526
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,831
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	17,711	18,486
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,717
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	11,321
7	Petronas Capital Ltd.	3.500%	4/21/30	14,157	14,865
7	Province of Alberta	1.750%	8/26/20	149,451	150,010
	Province of Alberta	1.750%	8/26/20	1,300	1,305
	Province of Nova Scotia	8.250%	7/30/22	12,785	14,938
	Province of Ontario	1.875%	5/21/20	9,770	9,770
	Province of Quebec	2.750%	8/25/21	16,785	17,246
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	547	550
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	1,728	1,735
4	Republic of Colombia	2.625%	3/15/23	16,400	16,056
	Republic of Colombia	4.000%	2/26/24	8,899	9,030
4	Republic of Colombia	4.500%	1/28/26	35,798	36,662
	Republic of Colombia	10.375%	1/28/33	2,501	3,562
	Republic of Croatia	6.625%	7/14/20	21,885	22,004
	Republic of Croatia	6.375%	3/24/21	37,143	38,234
	Republic of Guatemala	5.750%	6/6/22	12,700	13,081
4,7	Republic of Guatemala	5.375%	4/24/32	3,100	3,154
	Republic of Honduras	8.750%	12/16/20	36,363	35,841
	Republic of Hungary	6.375%	3/29/21	116,482	120,989

	Republic of Hungary	5.375%	2/21/23	47,368	51,158
	Republic of Hungary	5.750%	11/22/23	24,989	27,800
8	Republic of Hungary	1.125%	4/28/26	38,700	41,657
7	Republic of Indonesia	3.700%	1/8/22	10,072	10,223
	Republic of Indonesia	3.750%	4/25/22	45,545	46,344
	Republic of Indonesia	5.875%	1/15/24	28,940	31,733
	Republic of Indonesia	4.750%	1/8/26	5,300	5,724
	Republic of Lithuania	6.125%	3/9/21	54,670	56,737
7	Republic of Lithuania	6.125%	3/9/21	8,205	8,523
	Republic of Lithuania	6.625%	2/1/22	35,220	38,236
4	Republic of Panama	4.000%	9/22/24	5,925	6,206
	Republic of Panama	7.125%	1/29/26	8,942	10,663
	Republic of Paraguay	4.625%	1/25/23	26,800	27,281
	Republic of Poland	5.125%	4/21/21	31,520	32,663
	Republic of Poland	5.000%	3/23/22	46,710	49,784
	Republic of Poland	3.000%	3/17/23	1,266	1,325
	Republic of Romania	6.750%	2/7/22	2,672	2,830
	Republic of Romania	4.375%	8/22/23	8,750	9,077
8	Republic of Romania	2.000%	12/8/26	38,926	40,741
8	Republic of Romania	2.124%	7/16/31	2,500	2,370
7,8	Republic of Romania	2.000%	1/28/32	53,577	49,534
	Republic of Serbia	7.250%	9/28/21	76,590	80,217
	Republic of Slovenia	5.500%	10/26/22	11,740	12,796
	Republic of Slovenia	5.850%	5/10/23	2,100	2,344
7	Republic of Slovenia	5.250%	2/18/24	8,600	9,635
	Republic of South Africa	5.875%	9/16/25	18,305	18,236
8	Republic of the Philippines	0.000%	2/3/23	39,801	41,757
	Russian Federation	4.750%	5/27/26	400	443
	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	8,873	9,191
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	21,800	23,543
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	30,630	32,934
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	10,000	10,483
	Sinopec Group Overseas Development 2017
	Ltd.	2.500%	9/13/22	38,173	38,583
7	Slovak Republic	4.375%	5/21/22	5,500	5,782
	Slovak Republic	4.375%	5/21/22	3,000	3,154
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,377
	State Grid Overseas Investment 2016 Ltd.	2.250%	5/4/20	2,800	2,800
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	16,600	16,880
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,342
	State of Israel	3.150%	6/30/23	26,725	28,078
	State of Israel	2.750%	7/3/30	10,291	10,754
	State of Kuwait	2.750%	3/20/22	69,122	70,586
	State of Qatar	4.500%	1/20/22	14,555	15,232
	State of Qatar	3.375%	3/14/24	16,550	17,457
7	State of Qatar	3.400%	4/16/25	7,131	7,579
7	State of Qatar	3.750%	4/16/30	17,428	18,996
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,162
	United Mexican States	3.625%	3/15/22	14,056	14,284
4	United Mexican States	3.900%	4/27/25	49,395	49,322
	United Mexican States	4.125%	1/21/26	8,565	8,718
	United Mexican States	4.150%	3/28/27	54,165	54,494
Total Sovereign Bonds (Cost $3,156,194)					3,158,258

Taxable Municipal Bonds (0.1%)
17 New Jersey Economic Development
Authority Revenue (State Pension
Funding)	7.425%	2/15/29	24,945	29,516
Research Foundation of The State University
of New York	4.248%	9/1/35	4,800	5,097
Total Taxable Municipal Bonds (Cost $36,530)				34,613

			Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
18 Vanguard Short-Term Corporate Bond ETF (Cost $78,302)			967,764	78,466
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
19 Vanguard Market Liquidity Fund
(Cost $1,632,715)	0.522%		16,330,932	1,633,093
Total Investments (101.2%) (Cost $59,349,303)				60,188,380
Other Assets and Liabilities -Net (-1.2%)				(687,511)
Net Assets (100%)				59,500,869
Cost rounded to $000.

§ Security value determined using significant unobservable inputs.
† Securities with a value of $91,714,000 have been segregated as initial margin for open centrally cleared swap contracts.
1 Securities with a value of $56,980,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $1,806,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 Securities with a value of $19,286,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities ma y be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $10,982,942,000, representing 18.5% of net assets.
8 Face amount denominated in euro.
9 Face amount denominated in Australian dollars.
10 Face amount denominated in British pounds.
11 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
April 30, 2020.
12 Face amount denominated in Canadian dollars.
13 Non-income-producing security—security in default.
14 Guaranteed by multiple countries.
15 Guaranteed by the Government of Japan.
16 Guaranteed by the Kingdom of Saudi Arabia.
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional
				Amount on
				Underlying	Market
	Expiration		Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)

Over-the-Counter Swaptions

Call Swaptions
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 0.565%
Semiannually	BNPSW	9/4/20	0.565%	242,333	(1,395)
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 0.505%
Semiannually	DBAG	9/10/20	0.505%	242,333	(1,141)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.620%
Semiannually	BNPSW	5/6/20	1.620%	60,635	(5,887)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.602%
Semiannually	DBAG	5/5/20	1.602%	60,635	(5,780)
					(14,203)

Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 0.765% Semiannually	BNPSW	9/4/20	0.765%	242,333	(6)
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 0.505% Semiannually	DBAG	9/10/20	0.505%	242,333	(51)
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	60,635	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.602% Semiannually	GSCM	5/5/20	1.602%	60,635	—
					(57)
Total Options Written (Premiums Received
$5,632)					(14,260)

BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA

Futures Contracts
									($000)

					Number of				Value and
					Long				Unrealized
					(Short)		Notional	Appreciation
			Expiration		Contracts		Amount	(Depreciation)
Long Futures Contracts

30-Year U.S. Treasury Bond			June	2020	113		20,457		278

Short Futures Contracts

2-Year U.S. Treasury Note			June	2020	(2,606)		(574,440)		(382)

Euro-Schatz			June	2020	(3,868)		(475,992)		389

5-Year U.S. Treasury Note			June	2020	(3,306)		(414,851)		(106)

Euro-Bobl			June	2020	(1,693)		(252,226)		(132)

Euro-Bund			June	2020	(384)		(73,402)		1,096
AUD 3-Year Treasury Bond			June	2020	(836)		(63,835)		(257)
Long Gilt			June	2020	(295)		(51,163)		(1,311)

Ultra Long U.S. Treasury Bond			June	2020	(162)				159
							(36,415)
5-Year Canadian Government Bond			June	2020	(297)				(1,081)
							(27,508)
10-Year U.S. Treasury Note			June	2020	(139)				(4)
							(19,330)
AUD 10-Year Treasury Bond			June	2020	(174)				296
							(16,878)
Ultra 10-Year U.S. Treasury Note			June	2020	(87)				1
							(13,662)
Euro-Buxl			June	2020	(13)		(3,123)		(28)
									(1,360)
									(1,082)

Forward Currency Contracts

Contract			Contract Amount (000)				Unrealized		Unrealized
	Settlement						Appreciation		(Depreciation)
Counterparty	Date		Receive		Deliver		($000)		($000)
Bank of America,
N.A.	6/16/20	EUR	46,747		USD	50,148	1,130		—
Morgan Stanley Capital
Services LLC	6/16/20	EUR	43,751		USD	47,383		609	—
J.P. Morgan Securities
LLC	6/16/20	EUR	42,171		USD	45,970		289	—
State Street Bank &
Trust Co.	6/16/20	EUR	31,868		USD	34,781		176	—
Citigroup Global
Markets Inc.	6/16/20	EUR	30,095		USD	32,266		746	—
J.P. Morgan Securities	6/16/20	AUD	29,295		USD	18,502		591	—

LLC
J.P. Morgan Securities
LLC	6/16/20	EUR	11,527	USD	12,685	—	(41)
J.P. Morgan Securities
LLC	6/16/20	GBP	9,080	USD	10,549	891	—
State Street Bank &
Trust Co.	6/16/20	EUR	8,610	USD	9,526	—	(82)
UBS AG	6/16/20	EUR	4,670	USD	5,070	52	—
Bank of America, N.A.	6/16/20	AUD	6,141	USD	3,562	441	—
Barclays Bank plc	6/16/20	EUR	2,784	USD	3,068	—	(14)
Royal Bank of Canada	6/16/20	USD	1,069,899	EUR	955,875	21,374	—
Toronto-Dominion
Bank	6/16/20	USD	505,933	AUD	825,918	—	(32,355)
Bank of Montreal	6/16/20	USD	184,781	EUR	165,564	3,169	—
J.P. Morgan Securities
LLC	6/16/20	USD	136,666	GBP	110,082	—	(2,011)
Morgan Stanley Capital
Services LLC	6/16/20	USD	72,972	GBP	59,583	—	(2,089)
Royal Bank of Canada	6/16/20	USD	40,262	EUR	37,254	—	(603)
Bank of Montreal	5/29/20	USD	36,686	CAD	51,080	—	(13)
UBS AG	6/16/20	USD	29,544	AUD	46,169	—	(546)
Bank of America, N.A.	6/16/20	USD	23,416	EUR	21,580	—	(255)
J.P. Morgan Securities
LLC	6/16/20	USD	20,763	AUD	33,920	—	(1,344)
State Street Bank &
Trust Co.	6/16/20	USD	16,200	AUD	25,540	—	(445)
Bank of America, N.A.	6/16/20	USD	7,042	AUD	11,206	—	(262)
Deutsche Bank AG	6/16/20	USD	3,946	EUR	3,644	—	(51)
J.P. Morgan Securities
LLC	6/16/20	USD	1,598	EUR	1,445	13	—
Royal Bank of Canada	5/29/20	USD	576	CAD	802	—	—
Morgan Stanley Capital
Services LLC	6/16/20	USD	160	JPY	16,803	3	—
						29,484	(40,111)

AUD—Australian dollar
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default
Swaps

				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination	Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S34-V1	6/20/25	USD	1,778,935	1.000	11,775	18,861

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)

Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000	548	241	307	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000	329	149	180	—

Boeing
Co./A2	6/20/24	GSI	24,365	1.000	(2,756)	489	—	(3,245)
Metlife
Inc./A3	12/20/20	GSCM	14,025	1.000	77	—	77	—
Metlife
Inc./A3	12/20/21	BARC	6,575	1.000	73	4	69	—
People’s
Republic of
China/A3	6/20/22	BNPSW	26,335	1.000	453	98	355	—
People’s
Republic of
China/A3	6/20/24	GSI	20,715	1.000	530	394	136	—
Republic of
Indonesia/Ba
a2	6/20/25	MSCS	19,730	1.000	(1,115)	(1,290)	175	—
Verizon
Communicatio
ns Inc./Baa1	12/20/22	GSI	33,50	1.000	218	307	—	(89)

					(1,643)	392	1,299	(3,334)

Credit Protection Purchased
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(16)	(6)	—	(10)
American
International
Group Inc.	6/20/20	BOANA	11,720	(1.000)	(16)	(6)	—	(10)
American
International
Group Inc.	12/20/20	GSCM	14,025	(1.000)	(86)	(41)	—	(45)
American
International
Group Inc.	12/20/20	GSCM	6,990	(1.000)	(43)	14	—	(57)

Autozone Inc.	12/20/20	GSCM	9,760	(1.000)	(59)	(45)	—	(14)
Bank of China
Ltd.	12/20/21	BNPSW	13,100	(1.000)	(194)	15	—	(209)
Bank of China
Ltd.	6/20/22	BNPSW	26,335	(1.000)	(489)	(2)	—	(487)
Bank of China
Ltd.	6/20/23	BNPSW	19,485	(1.000)	(455)	(197)	—	(258)

Boeing Co.	12/20/24	JPMC	9,690	(1.000)	1,020	761	259	—
Commerzbank
AG	6/20/21	BOANA	24,410	(1.000)	(88)	66	—	(154)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(60)	(43)	—	(17)
CVS Health
Corp.	12/20/20	BOANA	9,760	(1.000)	(60)	(44)	—	(16)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(30)	(16)	—	(14)
CVS Health
Corp.	12/20/20	BOANA	4,880	(1.000)	(30)	(22)	—	(8)
CVS Health
Corp.	12/20/21	BARC	19,535	(1.000)	(302)	(213)	—	(89)
CVS Health
Corp.	12/20/21	BARC	6,620	(1.000)	(102)	(70)	—	(32)
CVS Health
Corp.	12/20/21	JPMC	29,300	(1.000)	(453)	(279)	—	(174)
Deutsche Bank
AG	12/20/22	JPMC	20,120	(1.000)	653	(51)	704	—

Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(631)	(444)	—	(187)

Dominion
Energy Inc.	12/20/20	JPMC	97,580	(1.000)	(631)	(425)	—	(206)
Federative
Republic of
Brazil	6/20/25	MSCS	2,385	(1.000)	226	307	—	(81)
Federative
Republic of
Brazil	12/20/25	BOANA	3,800	(1.000)	409	616	—	(207)
Federative
Republic of
Brazil	12/20/25	GSCM	10,925	(1.000)	1,175	1,651	—	(476)
Lincoln
National Corp.	6/20/21	BARC	3,340	(1.000)	(36)	21	—	(57)
Lincoln
National Corp.	6/20/21	BARC	3,335	(1.000)	(36)	(21)	—	(15)
Lincoln
National Corp.	12/20/21	BARC	6,575	(1.000)	(96)	5	—	(101)
McDonald's
Corp.	6/20/22	GSI	26,675	(1.000)	(545)	(366)	—	(179)

Raytheon Co.	12/20/21	GSI	24,420	(1.00)	(394)	(295)	—	(99)

Raytheon Co.	12/20/21	GSI	24,415	(1.00)	(394)	(292)	—	(102)
Republic of
Colombia	6/20/25	JPMC	26,200	(1.000)	1,730	3,149	—	(1,419)
Republic of
South Africa	6/20/25	GSI	17,550	(1.000)	2,496	2,312	184	—
Republic of
South Africa	6/20/25	MSCS	4,300	(1.000)	612	611	1	—
Republic of
Turkey	6/20/25	JPMC	8,635	(1.000)	1,745	1,444	301	—
Societe
Generale SA	12/20/21	JPMC	9,765	(1.000)	(122)	(19)	—	(103)
Standard
Chartered Bank	12/20/21	JPMC	16,475	(1.000)	(205)	12	—	(217)

State of Qatar	6/20/22	BOANA	1,500	(1.00)	(5)	8	—	(13)

State of Qatar	6/20/22	CITNA	3,450	(1.00)	(13)	17	—	(30)

UnitedHealth
Group Inc.	6/20/20	CSFBI	19,530	(1.000)	(27)	(20)	—	(7)
Wells Fargo &
Co.	9/20/20	BOANA	25,940	(1.000)	(72)	(42)	—	(30)
Total					4,376	8,050	1,449	(5,123)
Total					2,733	8,442	2,748	(8,457)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
CSFBI—Credit Suisse International.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At April 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$14,208,000 and cash of $25,469,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[1]	(Paid)[2]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/17/21	6/17/20[3]	404,108	1.250	(0.000)	3,817	620
6/17/22	6/17/20[3]	380,151	(1.000)	0.000	(5,484)	(1,197)
6/19/23	6/17/20[3]	202,608	(1.000)	0.000	(4,243)	(1,234)
6/17/24	6/17/20[3]	192,938	(1.000)	0.000	(5,074)	(1,990)
6/17/25	6/17/20[3]	176,821	(1.250)	0.000	(7,534)	(2,476)
6/17/27	6/17/20[3]	81,975	(1.250)	0.000	(4,216)	(1,417)
1/29/30	N/A	19,488	1.550	(0.841)	1,720	1,720
2/4/30	N/A	6,721	1.448	(1.751)	530	530
2/19/30	N/A	20,672	1.558	(1.692)	1,848	1,848
2/25/30	N/A	70,092	1.408	(1.679)	5,241	5,168
2/27/30	N/A	16,218	1.261	(1.638)	981	963
4/15/30	N/A	60,899	(1.836)	1.219	(7,118)	(7,119)
4/15/30	N/A	24,050	0.815	(1.311)	400	405
					(19,132)	(4,179)

1 Fixed interest payment received/paid semi-annually.
2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such facto rs as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. I nvestments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward curre ncy contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-
traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open options contracts on futures at April 30, 2020.

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange -
traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out -of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-
money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are eit her unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event
(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre -agreed-
upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA)
with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-
roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage -dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for
Investment Securities Sold or Payables for Investment Securities Purchased.

J. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,895,208	—	2,895,208
Asset-Backed/Commercial Mortgage-Backed Securities —		12,251,530	—	12,251,530
Corporate Bonds	—	40,137,209	3	40,137,212
Sovereign Bonds	—	3,158,258	—	3,158,258
Taxable Municipal Bonds	—	34,613	—	34,613
Common Stocks	78,466	—	—	78,466
Temporary Cash Investments	1,633,093	—	—	1,633,093
Total	1,711,559	58,476,818	3	60,188,380
Derivative Financial Instruments
Assets
Futures Contracts[1]	339	—	—	339
Forward Currency Contracts	—	29,484	—	29,484
Swap Contracts	43[1]	2,748	—	2,791
Total	382	32,232	—	32,614
Liabilities
Options Written	—	14,260	—	14,260
Futures Contracts[1]	4,742	—	—	4,742
Forward Currency Contracts	—	40,111	—	40,111
Swap Contracts	834[1]	8,457	—	9,291
Total	5,576	62,828	—	68,404
1 Represents variation margin on the last day of the reporting period.

K. Transactions during the period in investments where the issuer is another member of The Vanguard
Group were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					Apr. 30,
	2020		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	158,257	NA1	NA1	(1,425)	365	2,370	—	1,633,093
Vanguard Short-Term
Corporate Bond ETF	—	78,302	—	—	164	—	—	78,466
Total	158,257			(1,425)	529	2,370	—	1,711,559

1 Not applicable —purchases and sales are for temporary cash investment purposes.